January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Long Credit Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
3.38%, 03/01/41(a)	$889	$ 656,966
5.40%, 10/01/48	300	280,373
		937,339
Aerospace & Defense — 2.6%
Boeing Co.
3.25%, 02/01/35	975	786,015
6.63%, 02/15/38(a)	200	208,901
3.55%, 03/01/38	650	496,194
3.50%, 03/01/39	350	261,540
6.88%, 03/15/39(a)	450	475,951
5.88%, 02/15/40	500	487,014
5.71%, 05/01/40	3,259	3,132,236
3.38%, 06/15/46	463	304,618
3.65%, 03/01/47	250	169,409
3.63%, 03/01/48	620	414,171
3.85%, 11/01/48	324	224,370
3.90%, 05/01/49	770	541,389
3.75%, 02/01/50	1,597	1,098,752
5.81%, 05/01/50	6,013	5,666,284
6.86%, 05/01/54	2,750	2,958,696
3.83%, 03/01/59	300	194,279
3.95%, 08/01/59	1,125	753,768
5.93%, 05/01/60	3,848	3,588,403
7.01%, 05/01/64	1,510	1,630,066
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,300	1,205,386
General Dynamics Corp.
4.25%, 04/01/40	829	724,991
2.85%, 06/01/41	797	567,438
3.60%, 11/15/42	550	433,093
4.25%, 04/01/50	763	624,142
General Electric Co.
5.88%, 01/14/38	900	935,823
6.88%, 01/10/39	850	963,904
4.50%, 03/11/44	600	518,637
4.35%, 05/01/50	450	374,096
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	600	622,561
L3Harris Technologies, Inc.
4.85%, 04/27/35	281	267,541
6.15%, 12/15/40	270	280,893
5.05%, 04/27/45	458	419,833
5.60%, 07/31/53(a)	515	498,216
5.50%, 08/15/54(a)	1,680	1,612,082
Lockheed Martin Corp.
3.60%, 03/01/35(a)	474	414,838
4.50%, 05/15/36	351	328,266
5.72%, 06/01/40(a)	300	306,844
4.07%, 12/15/42	1,261	1,046,811
3.80%, 03/01/45	1,268	993,033
4.70%, 05/15/46	1,370	1,218,527
2.80%, 06/15/50	675	419,479
4.09%, 09/15/52	1,913	1,499,565
4.15%, 06/15/53	910	716,938
5.70%, 11/15/54(a)	1,125	1,126,657
5.20%, 02/15/55	1,460	1,358,517
4.30%, 06/15/62	660	518,868
5.90%, 11/15/63	875	896,209
Security	Par (000)	Value
Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
5.20%, 02/15/64	$780	$ 711,762
Series B, 6.15%, 09/01/36	475	511,413
Northrop Grumman Corp.
5.15%, 05/01/40	500	476,101
5.05%, 11/15/40(a)	300	281,378
4.75%, 06/01/43	1,124	1,006,191
3.85%, 04/15/45	625	487,703
4.03%, 10/15/47	2,475	1,952,862
5.25%, 05/01/50(a)	1,229	1,145,351
4.95%, 03/15/53(a)	1,170	1,041,445
5.20%, 06/01/54(a)	1,300	1,202,063
RTX Corp.
5.40%, 05/01/35	800	802,937
6.05%, 06/01/36	300	314,617
6.13%, 07/15/38	550	577,359
4.45%, 11/16/38	1,013	902,125
5.70%, 04/15/40(a)	600	607,736
4.88%, 10/15/40	563	516,782
4.70%, 12/15/41	426	378,710
4.50%, 06/01/42	3,874	3,363,550
4.80%, 12/15/43	350	312,213
4.15%, 05/15/45	813	658,493
3.75%, 11/01/46	1,420	1,073,757
4.35%, 04/15/47	1,029	845,007
4.05%, 05/04/47	738	578,811
4.63%, 11/16/48	1,936	1,656,725
3.13%, 07/01/50	1,653	1,077,678
2.82%, 09/01/51	1,563	948,392
3.03%, 03/15/52	1,300	817,637
5.38%, 02/27/53(a)	1,490	1,414,596
6.40%, 03/15/54	1,855	2,013,135
		71,961,773
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46	213	160,562
5.40%, 03/15/49	350	302,234
3.10%, 12/01/51	1,628	954,077
4.15%, 05/01/52	1,163	829,026
5.75%, 09/13/54	600	539,680
BorgWarner, Inc., 4.38%, 03/15/45	400	323,482
Lear Corp.(a)
5.25%, 05/15/49	663	570,215
3.55%, 01/15/52	376	247,608
		3,926,884
Automobiles — 0.5%
Cummins, Inc.
4.88%, 10/01/43	575	527,646
2.60%, 09/01/50	613	363,154
5.45%, 02/20/54	1,335	1,293,619
Ford Motor Co.
4.75%, 01/15/43	2,000	1,576,330
7.40%, 11/01/46(a)	375	395,999
5.29%, 12/08/46	1,700	1,446,096
General Motors Co.
5.00%, 04/01/35	895	834,138
6.60%, 04/01/36	1,313	1,372,678
5.15%, 04/01/38	1,013	925,896
6.25%, 10/02/43	1,663	1,632,993

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
General Motors Co. (continued)
5.20%, 04/01/45	$1,254	$ 1,078,517
6.75%, 04/01/46	867	894,572
5.40%, 04/01/48(a)	807	705,368
5.95%, 04/01/49(a)	963	903,558
		13,950,564
Banks — 7.3%
Bank of America Corp.
6.11%, 01/29/37	2,000	2,068,633
7.75%, 05/14/38	1,750	2,047,246
5.88%, 02/07/42	1,661	1,731,577
5.00%, 01/21/44	2,236	2,088,772
4.88%, 04/01/44	429	393,366
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(b)	2,305	1,467,349
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	3,739	2,810,643
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)	1,125	694,756
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)	5,489	3,839,828
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)	1,296	1,005,408
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(b)	1,729	1,479,380
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	3,609	2,968,576
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(b)	2,293	2,045,877
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(b)	2,053	1,730,925
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)	5,885	4,619,081
Series L, 4.75%, 04/21/45	350	307,744
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	2,116	1,496,839
Bank of America NA, Series BKNT, 6.00%, 10/15/36	1,200	1,242,409
Barclays PLC
5.25%, 08/17/45(a)	1,475	1,383,804
4.95%, 01/10/47	1,678	1,500,471
(1-day SOFR + 2.42%), 6.04%, 03/12/55(b)	900	905,197
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	1,128	819,483
(1-year CMT + 1.70%), 3.81%, 03/10/42(b)	950	736,713
Citigroup, Inc.
6.13%, 08/25/36	300	305,538
8.13%, 07/15/39	1,575	1,947,315
5.88%, 01/30/42	1,623	1,661,818
6.68%, 09/13/43	738	806,430
5.30%, 05/06/44	763	720,647
4.65%, 07/30/45	1,670	1,462,624
4.75%, 05/18/46	2,118	1,840,100
4.65%, 07/23/48	3,168	2,736,108
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)	1,508	1,055,689
(1-day SOFR + 4.55%), 5.32%, 03/26/41(b)	1,390	1,338,757
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(b)	1,425	1,196,863
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)	1,054	864,118
Cooperatieve Rabobank UA
5.75%, 12/01/43	1,300	1,299,122
5.25%, 08/04/45(a)	1,247	1,180,772
Series BKNT, 5.25%, 05/24/41	1,549	1,510,195
Fifth Third Bancorp, 8.25%, 03/01/38	675	809,136
Goldman Sachs Group, Inc.
6.45%, 05/01/36	650	684,463
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
6.75%, 10/01/37	$5,474	$ 5,881,247
6.25%, 02/01/41	2,354	2,494,291
4.80%, 07/08/44	1,861	1,659,843
5.15%, 05/22/45	2,243	2,060,208
4.75%, 10/21/45	1,725	1,527,101
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	2,434	1,701,315
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	2,779	2,037,518
(1-day SOFR + 1.58%), 5.56%, 11/19/45(b)	3,100	3,021,088
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	2,504	1,880,658
(1-day SOFR + 1.70%), 5.73%, 01/28/56(b)	2,420	2,413,613
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	3,109	2,642,715
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	2,154	1,903,389
HSBC Bank USA NA, Series BKNT, 7.00%, 01/15/39	511	569,418
HSBC Holdings PLC
6.50%, 05/02/36	1,928	2,001,191
6.50%, 09/15/37	3,115	3,234,239
6.80%, 06/01/38(a)	1,750	1,872,291
6.10%, 01/14/42(a)	1,029	1,098,830
5.25%, 03/14/44(a)	1,418	1,312,360
(1-day SOFR + 2.65%), 6.33%, 03/09/44(b)	3,015	3,187,213
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,804,520
5.50%, 10/15/40	1,259	1,262,589
5.60%, 07/15/41	604	609,039
5.40%, 01/06/42	1,329	1,312,555
5.63%, 08/16/43	1,413	1,404,376
4.85%, 02/01/44	1,026	940,727
4.95%, 06/01/45	1,636	1,488,741
(1-day SOFR + 1.46%), 3.16%, 04/22/42(b)	2,508	1,853,722
(1-day SOFR + 1.55%), 5.53%, 11/29/45(b)	2,690	2,643,348
(1-day SOFR + 1.58%), 3.33%, 04/22/52(a)(b)	4,141	2,867,021
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	2,709	1,794,603
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(b)	1,850	1,434,173
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(b)	2,493	1,698,527
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(b)	3,000	2,563,864
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(b)	4,073	3,195,372
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(b)	1,763	1,397,427
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(b)	3,004	2,485,040
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)	1,761	1,321,665
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	821	749,161
4.34%, 01/09/48	1,651	1,296,249
(5-year CMT + 1.50%), 3.37%, 12/14/46(a)(b)	1,350	947,281
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	338	307,457
4.15%, 03/07/39(a)	450	406,416
3.75%, 07/18/39	2,032	1,711,524
Morgan Stanley
3.97%, 07/22/38(b)	2,479	2,122,314
6.38%, 07/24/42	269	291,868
4.30%, 01/27/45	4,129	3,456,316
4.38%, 01/22/47	2,750	2,307,997
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.43%), 2.80%, 01/25/52(a)(b)	$2,664	$ 1,646,999
(1-day SOFR + 1.49%), 3.22%, 04/22/42(b)	2,550	1,894,082
(1-day SOFR + 1.71%), 5.52%, 11/19/55(b)	3,025	2,933,472
(1-day SOFR + 4.84%), 5.60%, 03/24/51(a)(b)	1,654	1,630,557
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(b)	2,089	1,880,976
Regions Bank, Series BKNT, 6.45%, 06/26/37	450	462,148
Regions Financial Corp., 7.38%, 12/10/37	100	111,259
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	700	463,876
2.93%, 09/17/41(a)	1,055	755,200
3.05%, 01/14/42(a)	850	621,683
6.18%, 07/13/43(a)	975	1,038,087
5.84%, 07/09/44	1,200	1,205,069
UBS AG, 4.50%, 06/26/48	1,225	1,042,604
UBS Group AG, 4.88%, 05/15/45	2,057	1,845,050
Wachovia Corp., 5.50%, 08/01/35	1,300	1,296,811
Wells Fargo & Co.
5.38%, 02/07/35(a)	300	302,512
5.38%, 11/02/43	1,895	1,786,058
5.61%, 01/15/44	2,617	2,520,371
4.65%, 11/04/44	2,100	1,785,445
3.90%, 05/01/45	2,328	1,823,595
4.90%, 11/17/45	2,218	1,938,546
4.40%, 06/14/46	2,106	1,709,845
4.75%, 12/07/46	2,300	1,963,010
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	3,906	3,294,426
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	4,259	3,131,542
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	6,407	5,775,613
Wells Fargo Bank NA
5.95%, 08/26/36	325	334,831
Series BKNT, 5.85%, 02/01/37	1,050	1,073,308
Series BKNT, 6.60%, 01/15/38	1,200	1,302,339
Westpac Banking Corp.
4.42%, 07/24/39	1,229	1,086,886
2.96%, 11/16/40(a)	1,275	910,027
3.13%, 11/18/41	1,201	860,907
		200,403,326
Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,403	5,113,126
4.90%, 02/01/46	9,663	8,739,698
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36(a)	600	566,159
4.63%, 02/01/44	713	630,323
4.90%, 02/01/46	1,538	1,385,562
Anheuser-Busch InBev Worldwide, Inc.
5.88%, 06/15/35(a)	300	314,729
4.38%, 04/15/38	1,479	1,332,653
8.20%, 01/15/39	1,253	1,566,516
5.45%, 01/23/39	2,329	2,322,995
4.95%, 01/15/42	1,888	1,747,321
4.60%, 04/15/48	650	566,063
4.44%, 10/06/48	3,548	2,977,703
5.55%, 01/23/49	4,589	4,499,502
4.75%, 04/15/58(a)	1,375	1,180,943
5.80%, 01/23/59	2,329	2,360,371
Brown-Forman Corp.
4.00%, 04/15/38(a)	413	359,214
Security	Par (000)	Value
Beverages (continued)
Brown-Forman Corp. (continued)
4.50%, 07/15/45	$550	$ 475,345
Coca-Cola Co.
2.50%, 06/01/40	979	690,398
2.88%, 05/05/41	663	483,595
4.20%, 03/25/50(a)	450	370,460
2.60%, 06/01/50	1,554	940,508
3.00%, 03/05/51(a)	2,070	1,365,284
2.50%, 03/15/51	2,013	1,182,821
5.30%, 05/13/54	1,225	1,179,540
5.20%, 01/14/55	1,525	1,448,539
2.75%, 06/01/60(a)	2,000	1,165,398
5.40%, 05/13/64	1,730	1,661,583
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	700	662,451
Constellation Brands, Inc.
4.50%, 05/09/47	550	452,760
4.10%, 02/15/48(a)	713	547,275
5.25%, 11/15/48	600	545,001
3.75%, 05/01/50(a)	663	476,555
Diageo Capital PLC
5.88%, 09/30/36	700	736,445
3.88%, 04/29/43	931	746,841
Diageo Investment Corp.
7.45%, 04/15/35	250	290,973
4.25%, 05/11/42	163	138,319
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	600	501,066
4.42%, 12/15/46	413	338,888
5.09%, 05/25/48	500	449,076
3.80%, 05/01/50	888	651,031
3.35%, 03/15/51	563	375,865
4.50%, 04/15/52(a)	1,238	1,015,552
Molson Coors Beverage Co.
5.00%, 05/01/42(a)	1,275	1,161,370
4.20%, 07/15/46	2,018	1,604,438
PepsiCo, Inc.
5.50%, 01/15/40	650	657,706
3.50%, 03/19/40	250	201,151
4.88%, 11/01/40(a)	250	236,968
2.63%, 10/21/41	563	391,545
4.00%, 03/05/42(a)	500	417,465
3.60%, 08/13/42	800	626,333
4.25%, 10/22/44(a)	250	212,138
4.45%, 04/14/46	1,100	954,009
3.45%, 10/06/46	716	529,820
4.00%, 05/02/47	450	358,757
3.38%, 07/29/49	400	284,147
2.88%, 10/15/49	1,613	1,044,366
3.63%, 03/19/50	1,229	911,127
2.75%, 10/21/51(a)	1,143	703,632
4.20%, 07/18/52	675	545,024
4.65%, 02/15/53	500	434,680
5.25%, 07/17/54	800	765,208
3.88%, 03/19/60	675	500,002
		67,094,333
Biotechnology — 1.8%
Amgen, Inc.
6.38%, 06/01/37	400	429,266
6.40%, 02/01/39	300	317,182
3.15%, 02/21/40	1,854	1,382,912
5.75%, 03/15/40	350	347,653
2.80%, 08/15/41	1,411	985,438

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
4.95%, 10/01/41	$650	$ 588,763
5.15%, 11/15/41	663	618,089
5.65%, 06/15/42	350	343,196
5.60%, 03/02/43	2,875	2,807,898
4.40%, 05/01/45(a)	2,470	2,053,762
4.56%, 06/15/48	1,438	1,207,014
3.38%, 02/21/50	2,029	1,393,779
4.66%, 06/15/51	3,828	3,222,445
3.00%, 01/15/52(a)	985	620,468
4.20%, 02/22/52	1,310	1,013,046
4.88%, 03/01/53	1,300	1,120,839
5.65%, 03/02/53	4,525	4,374,708
2.77%, 09/01/53	1,379	802,923
4.40%, 02/22/62	1,475	1,142,703
5.75%, 03/02/63	3,020	2,913,903
Baxalta, Inc., 5.25%, 06/23/45	602	554,645
Biogen, Inc.
5.20%, 09/15/45	950	858,284
3.15%, 05/01/50(a)	1,687	1,057,818
3.25%, 02/15/51(a)	861	547,411
Gilead Sciences, Inc.
5.10%, 06/15/35	1,475	1,453,888
4.60%, 09/01/35	1,219	1,151,602
4.00%, 09/01/36	750	662,354
2.60%, 10/01/40(a)	1,130	788,625
5.65%, 12/01/41	869	874,055
4.80%, 04/01/44	1,786	1,602,781
4.50%, 02/01/45	1,753	1,504,726
4.75%, 03/01/46	2,318	2,056,917
4.15%, 03/01/47	1,803	1,453,986
2.80%, 10/01/50	1,594	978,246
5.55%, 10/15/53(a)	1,050	1,028,671
5.50%, 11/15/54	1,450	1,409,147
5.60%, 11/15/64	1,450	1,403,095
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	991	579,135
Royalty Pharma PLC
3.30%, 09/02/40	1,104	805,452
3.55%, 09/02/50(a)	1,050	699,106
3.35%, 09/02/51	663	420,173
5.90%, 09/02/54	475	451,351
		50,027,455
Broadline Retail — 0.0%
TJX Cos., Inc., 4.50%, 04/15/50	513	440,230
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40	1,679	1,300,428
3.58%, 04/05/50	1,517	1,088,804
6.20%, 03/15/54(a)	611	648,194
CRH America Finance, Inc., 5.88%, 01/09/55	370	377,575
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	413	322,367
Johnson Controls International PLC
6.00%, 01/15/36	300	313,840
4.63%, 07/02/44	620	533,438
4.50%, 02/15/47	453	375,684
4.95%, 07/02/64(c)	290	244,815
Lafarge SA, 7.13%, 07/15/36	475	525,492
Martin Marietta Materials, Inc.
4.25%, 12/15/47(a)	613	494,761
3.20%, 07/15/51	925	600,611
5.50%, 12/01/54	895	845,573
Security	Par (000)	Value
Building Materials (continued)
Masco Corp.
4.50%, 05/15/47	$350	$ 288,711
3.13%, 02/15/51	497	312,742
Owens Corning
7.00%, 12/01/36	500	560,185
4.30%, 07/15/47	650	522,611
4.40%, 01/30/48	329	266,101
5.95%, 06/15/54(a)	785	788,927
Trane Technologies Financing Ltd.
4.65%, 11/01/44	600	527,007
4.50%, 03/21/49	413	352,172
Trane Technologies Global Holding Co. Ltd.
5.75%, 06/15/43	450	454,095
4.30%, 02/21/48	738	611,086
Vulcan Materials Co.
4.50%, 06/15/47	713	597,116
4.70%, 03/01/48(a)	550	473,300
5.70%, 12/01/54	800	780,371
		14,206,006
Building Products — 1.3%
Home Depot, Inc.
5.88%, 12/16/36	2,900	3,058,240
3.30%, 04/15/40	1,411	1,098,559
5.40%, 09/15/40	463	460,103
5.95%, 04/01/41	938	980,321
4.20%, 04/01/43	945	800,164
4.88%, 02/15/44	950	870,873
4.40%, 03/15/45	1,036	886,147
4.25%, 04/01/46	1,729	1,440,814
3.90%, 06/15/47	1,094	855,481
4.50%, 12/06/48	1,329	1,137,208
3.13%, 12/15/49	1,396	935,438
3.35%, 04/15/50	1,698	1,181,952
2.38%, 03/15/51	1,695	952,026
2.75%, 09/15/51	1,038	631,426
3.63%, 04/15/52	1,708	1,239,112
4.95%, 09/15/52(a)	2,055	1,861,995
5.30%, 06/25/54	1,605	1,528,548
3.50%, 09/15/56	1,200	829,027
5.40%, 06/25/64	740	705,600
Lowe’s Cos., Inc.
5.50%, 10/15/35	400	405,793
5.00%, 04/15/40	329	307,094
2.80%, 09/15/41	1,213	835,514
4.65%, 04/15/42	500	438,224
4.38%, 09/15/45	429	352,924
3.70%, 04/15/46	1,300	968,219
4.05%, 05/03/47	1,579	1,229,495
4.55%, 04/05/49	550	455,279
5.13%, 04/15/50	500	447,638
3.00%, 10/15/50	1,919	1,190,577
3.50%, 04/01/51(a)	829	565,933
4.25%, 04/01/52	1,958	1,530,928
5.63%, 04/15/53	1,895	1,821,129
5.75%, 07/01/53	555	541,661
4.45%, 04/01/62	1,250	971,415
5.80%, 09/15/62	1,100	1,067,420
5.85%, 04/01/63	375	366,166
		34,948,443
Capital Markets — 0.3%
Apollo Global Management, Inc., 5.80%, 05/21/54	1,100	1,090,191
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Ares Management Corp., 5.60%, 10/11/54	$950	$ 900,337
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	300	219,131
CI Financial Corp., 4.10%, 06/15/51(a)	400	278,392
Franklin Resources, Inc., 2.95%, 08/12/51(a)	325	201,541
Invesco Finance PLC, 5.38%, 11/30/43	513	481,366
Jefferies Financial Group, Inc., 6.25%, 01/15/36	950	971,107
Legg Mason, Inc., 5.63%, 01/15/44	616	599,057
Raymond James Financial, Inc.
4.95%, 07/15/46(a)	1,013	909,149
3.75%, 04/01/51	1,075	772,403
Voya Financial, Inc.
5.70%, 07/15/43	413	395,432
4.80%, 06/15/46	305	258,046
		7,076,152
Chemicals — 1.4%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	1,033	739,620
2.80%, 05/15/50	1,384	868,491
Albemarle Corp.(a)
5.45%, 12/01/44	375	334,382
5.65%, 06/01/52	500	426,541
CF Industries, Inc.
4.95%, 06/01/43	863	763,123
5.38%, 03/15/44	688	641,614
Dow Chemical Co.
9.40%, 05/15/39	629	836,930
5.25%, 11/15/41	826	765,810
4.38%, 11/15/42	1,213	999,781
4.63%, 10/01/44	400	336,870
5.55%, 11/30/48	829	777,114
4.80%, 05/15/49	929	780,784
3.60%, 11/15/50	1,663	1,140,489
6.90%, 05/15/53	1,050	1,149,193
5.60%, 02/15/54(a)	650	611,294
DuPont de Nemours, Inc.
5.32%, 11/15/38	1,238	1,247,191
5.42%, 11/15/48	2,568	2,562,746
Eastman Chemical Co.
4.80%, 09/01/42	663	578,501
4.65%, 10/15/44	1,029	867,785
Ecolab, Inc.
3.95%, 12/01/47	700	555,629
2.13%, 08/15/50	810	435,955
2.70%, 12/15/51	1,616	980,557
2.75%, 08/18/55	700	409,289
FMC Corp.
4.50%, 10/01/49	607	462,877
6.38%, 05/18/53	470	465,145
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	688	537,727
5.00%, 09/26/48	763	652,445
Linde, Inc.
3.55%, 11/07/42	725	567,548
2.00%, 08/10/50	333	173,974
LYB International Finance BV
5.25%, 07/15/43	800	724,101
4.88%, 03/15/44	1,138	979,661
LYB International Finance III LLC
3.38%, 10/01/40	741	542,982
4.20%, 10/15/49	1,166	871,771
4.20%, 05/01/50	1,113	829,927
3.63%, 04/01/51(a)	1,253	841,834
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance III LLC (continued)
3.80%, 10/01/60(a)	$555	$ 367,783
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,095	861,926
Mosaic Co.
4.88%, 11/15/41	300	261,970
5.63%, 11/15/43(a)	720	681,513
Nutrien Ltd.
4.13%, 03/15/35	700	621,613
5.88%, 12/01/36	660	674,085
5.63%, 12/01/40	400	391,512
6.13%, 01/15/41	350	357,476
4.90%, 06/01/43	513	457,474
5.25%, 01/15/45	520	479,963
5.00%, 04/01/49	820	727,452
3.95%, 05/13/50	513	381,020
5.80%, 03/27/53(a)	810	802,346
RPM International, Inc.
5.25%, 06/01/45	163	153,071
4.25%, 01/15/48(a)	400	331,788
Sherwin-Williams Co.
4.55%, 08/01/45	750	633,818
4.50%, 06/01/47	1,404	1,181,919
3.80%, 08/15/49	577	421,874
3.30%, 05/15/50	600	398,278
2.90%, 03/15/52	525	319,842
Westlake Corp.
2.88%, 08/15/41	295	197,769
5.00%, 08/15/46	820	713,884
4.38%, 11/15/47	465	365,619
3.13%, 08/15/51	820	505,689
3.38%, 08/15/61(a)	470	279,856
		39,029,221
Commercial Services & Supplies — 1.2%
American University, Series 2019, 3.67%, 04/01/49(a)	111	83,832
Brown University, Series A, 2.92%, 09/01/50	610	403,965
California Endowment, Series 2021, 2.50%, 04/01/51	300	177,001
California Institute of Technology
4.70%, 11/01/2111	350	284,948
3.65%, 09/01/2119	1,229	777,316
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122	279	261,348
Claremont Mckenna College, 3.78%, 01/01/2122	100	65,123
Duke University
Series 2020, 2.68%, 10/01/44	225	160,127
Series 2020, 2.83%, 10/01/55(a)	1,430	890,232
Emory University, Series 2020, 2.97%, 09/01/50(a)	288	189,787
Ford Foundation, Series 2020, 2.82%, 06/01/70	1,070	597,810
GATX Corp.
5.20%, 03/15/44	450	410,527
3.10%, 06/01/51	600	377,063
6.05%, 06/05/54(a)	495	501,536
George Washington University
4.87%, 09/15/45	251	230,892
Series 2014, 4.30%, 09/15/44	163	140,516
Series 2018, 4.13%, 09/15/48	606	495,357
Georgetown University
Series 20A, 2.94%, 04/01/50	102	65,537
Series B, 4.32%, 04/01/49(a)	225	187,949
Global Payments, Inc.
4.15%, 08/15/49	943	699,432
5.95%, 08/15/52(a)	805	776,989
Howard University, Series 22A, 5.21%, 10/01/52	64	55,572

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Johns Hopkins University(a)
Series 2013, 4.08%, 07/01/53	$225	$ 182,650
Series A, 2.81%, 01/01/60	150	89,508
Leland Stanford Junior University
3.65%, 05/01/48	695	536,107
2.41%, 06/01/50	600	355,687
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	1,967	1,760,116
3.07%, 04/01/52	230	155,093
5.60%, 07/01/2111(a)	488	488,255
4.68%, 07/01/2114	275	231,316
3.89%, 07/01/2116	1,000	698,614
Series F, 2.99%, 07/01/50	216	144,974
Series G, 2.29%, 07/01/51	101	57,665
Moody’s Corp.
2.75%, 08/19/41	697	478,668
5.25%, 07/15/44	600	565,598
4.88%, 12/17/48	550	488,864
3.25%, 05/20/50	364	241,746
3.75%, 02/25/52(a)	666	486,240
3.10%, 11/29/61	384	229,875
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	275	178,238
Northwestern University, Series 2017, 3.66%, 12/01/57(a)	1,000	734,303
PayPal Holdings, Inc.
3.25%, 06/01/50(a)	1,175	789,491
5.05%, 06/01/52(a)	1,130	1,036,832
5.50%, 06/01/54	350	338,485
5.25%, 06/01/62	355	320,856
President and Fellows of Harvard College
4.61%, 02/15/35(a)	600	581,743
4.88%, 10/15/40	200	191,820
3.15%, 07/15/46	2,113	1,516,683
2.52%, 10/15/50(a)	133	80,345
3.75%, 11/15/52	100	76,398
3.30%, 07/15/56	579	397,776
Quanta Services, Inc., 3.05%, 10/01/41	451	314,015
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50(a)	704	425,972
S&P Global, Inc.
3.25%, 12/01/49	545	374,260
3.70%, 03/01/52	849	628,939
2.30%, 08/15/60	763	379,264
3.90%, 03/01/62	575	425,188
Thomas Jefferson University, 3.85%, 11/01/57	43	30,567
Trustees of Boston College, 3.13%, 07/01/52(a)	413	280,946
Trustees of Boston University, Series CC, 4.06%, 10/01/48	100	81,114
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35	320	302,843
Trustees of Princeton University
5.70%, 03/01/39	513	535,757
4.20%, 03/01/52(a)	1,000	837,473
Series 2020, 2.52%, 07/01/50	346	214,087
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	228	148,882
Series 2020, 2.40%, 10/01/50	674	395,032
University of Chicago
4.00%, 10/01/53	100	79,794
Series C, 2.55%, 04/01/50(a)	164	107,524
Security	Par (000)	Value
Commercial Services & Supplies (continued)
University of Miami, Series 2022, 4.06%, 04/01/52(a)	$500	$ 401,377
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	400	303,908
Series 2017, 3.39%, 02/15/48	278	206,171
University of Southern California
3.03%, 10/01/39(a)	780	618,108
2.81%, 10/01/50	63	39,966
4.98%, 10/01/53(a)	365	340,957
5.25%, 10/01/2111(a)	175	162,683
Series 2017, 3.84%, 10/01/47	1,000	793,838
Series 21A, 2.95%, 10/01/51	983	643,815
Series A, 3.23%, 10/01/2120(a)	61	35,114
Verisk Analytics, Inc.
5.50%, 06/15/45	300	282,863
3.63%, 05/15/50	672	467,713
Washington University
4.35%, 04/15/2122	129	99,062
Series 2022, 3.52%, 04/15/54(a)	1,450	1,055,239
William Marsh Rice University
3.57%, 05/15/45	375	293,649
3.77%, 05/15/55	265	201,121
Yale University, Series 2020, 2.40%, 04/15/50(a)	113	66,894
		32,840,940
Communications Equipment — 0.0%
Juniper Networks, Inc., 5.95%, 03/15/41	413	405,642
Motorola Solutions, Inc., 5.50%, 09/01/44	300	286,414
		692,056
Consumer Finance — 0.5%
American Express Co., 4.05%, 12/03/42	1,525	1,287,334
Mastercard, Inc.
3.80%, 11/21/46(a)	650	507,297
3.95%, 02/26/48	950	760,432
3.65%, 06/01/49	1,013	764,758
3.85%, 03/26/50	1,794	1,394,215
2.95%, 03/15/51	704	455,765
Visa, Inc.
4.15%, 12/14/35	2,013	1,866,590
2.70%, 04/15/40	1,079	788,124
4.30%, 12/14/45	3,700	3,165,938
3.65%, 09/15/47	776	594,553
2.00%, 08/15/50(a)	2,236	1,200,240
Western Union Co., 6.20%, 11/17/36(a)	433	434,381
		13,219,627
Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.
4.13%, 04/03/50	554	407,992
5.50%, 11/01/52(a)	300	271,169
Dollar Tree, Inc., 3.38%, 12/01/51	429	271,634
Target Corp.
6.50%, 10/15/37	400	439,255
7.00%, 01/15/38	455	522,860
4.00%, 07/01/42	1,100	920,376
3.63%, 04/15/46	1,052	787,719
3.90%, 11/15/47	488	379,271
2.95%, 01/15/52(a)	1,025	652,625
4.80%, 01/15/53	1,325	1,181,285
Walmart, Inc.
5.25%, 09/01/35	1,325	1,364,255
6.50%, 08/15/37	1,000	1,134,663
6.20%, 04/15/38	650	719,909
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
3.95%, 06/28/38	$500	$ 447,920
5.63%, 04/01/40	1,659	1,731,205
5.00%, 10/25/40	350	343,005
5.63%, 04/15/41	575	597,294
2.50%, 09/22/41	1,404	968,825
4.00%, 04/11/43	175	148,129
4.30%, 04/22/44	300	263,185
3.63%, 12/15/47	250	191,488
4.05%, 06/29/48	2,093	1,715,846
2.95%, 09/24/49	675	450,767
2.65%, 09/22/51	1,592	981,193
4.50%, 09/09/52	1,000	873,833
4.50%, 04/15/53(a)	1,500	1,308,349
		19,074,052
Containers & Packaging — 0.1%
Packaging Corp. of America
4.05%, 12/15/49	538	410,988
3.05%, 10/01/51	945	598,833
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)(d)	1,150	1,137,783
Sonoco Products Co., 5.75%, 11/01/40	450	445,074
		2,592,678
Distributors — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	1,086	962,214
3.75%, 05/15/46	350	271,665
4.20%, 05/15/47	450	367,462
		1,601,341
Diversified REITs — 0.7%
American Tower Corp.
3.70%, 10/15/49	850	612,656
3.10%, 06/15/50(a)	1,378	882,689
2.95%, 01/15/51(a)	2,145	1,332,703
Brixmor Operating Partnership LP, 5.75%, 02/15/35	400	403,039
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	725	496,678
Brookfield Finance, Inc.
4.70%, 09/20/47	873	753,479
3.50%, 03/30/51	881	606,965
3.63%, 02/15/52	329	229,673
5.97%, 03/04/54	915	927,850
Crown Castle, Inc.
2.90%, 04/01/41(a)	1,609	1,131,304
4.75%, 05/15/47	400	338,811
5.20%, 02/15/49	450	398,053
4.00%, 11/15/49(a)	450	334,405
4.15%, 07/01/50	600	460,687
3.25%, 01/15/51(a)	1,150	747,636
Equinix, Inc.
3.00%, 07/15/50(a)	714	445,482
2.95%, 09/15/51(a)	750	457,860
3.40%, 02/15/52	535	360,543
Federal Realty OP LP, 4.50%, 12/01/44	500	419,018
GLP Capital LP/GLP Financing II, Inc., 6.25%, 09/15/54(a)	400	396,145
Host Hotels & Resorts LP, 5.50%, 04/15/35	600	583,877
Kimco Realty OP LLC
4.85%, 03/01/35(a)	780	740,987
4.25%, 04/01/45(a)	500	404,503
4.13%, 12/01/46	250	195,854
4.45%, 09/01/47	408	334,148
Security	Par (000)	Value
Diversified REITs (continued)
Kimco Realty OP LLC (continued)
3.70%, 10/01/49	$413	$ 297,807
Prologis LP
4.38%, 09/15/48	496	409,824
3.05%, 03/01/50	100	64,617
3.00%, 04/15/50	700	449,953
2.13%, 10/15/50	500	262,062
5.25%, 06/15/53	1,085	1,017,341
5.25%, 03/15/54	1,125	1,053,577
Regency Centers LP
4.40%, 02/01/47	463	380,268
4.65%, 03/15/49	500	422,204
VICI Properties LP
5.63%, 05/15/52	929	858,680
6.13%, 04/01/54(a)	520	514,334
Weyerhaeuser Co., 4.00%, 03/09/52	600	451,080
		20,176,792
Diversified Telecommunication Services — 3.8%
AT&T, Inc.
4.50%, 05/15/35	2,720	2,519,707
5.25%, 03/01/37	950	928,973
4.90%, 08/15/37	925	869,554
6.30%, 01/15/38	700	746,930
6.55%, 02/15/39	300	322,598
4.85%, 03/01/39	1,500	1,386,177
5.35%, 09/01/40	550	528,918
6.38%, 03/01/41	100	104,925
3.50%, 06/01/41	2,600	1,995,504
5.55%, 08/15/41	500	486,266
4.30%, 12/15/42	1,350	1,125,316
3.10%, 02/01/43	1,050	752,914
4.65%, 06/01/44	405	348,188
4.80%, 06/15/44(a)	200	174,912
4.35%, 06/15/45	1,250	1,025,157
4.75%, 05/15/46	2,000	1,733,835
5.15%, 11/15/46	1,180	1,081,711
5.65%, 02/15/47(a)	900	885,929
5.45%, 03/01/47	300	282,746
4.50%, 03/09/48	1,850	1,521,025
4.55%, 03/09/49	1,050	869,131
5.15%, 02/15/50	500	448,357
3.65%, 06/01/51	3,350	2,350,879
3.30%, 02/01/52(a)	1,450	954,722
3.50%, 09/15/53	8,264	5,581,396
3.55%, 09/15/55	8,333	5,583,720
5.70%, 03/01/57	350	335,313
3.80%, 12/01/57	6,799	4,710,170
3.65%, 09/15/59	7,986	5,309,865
3.85%, 06/01/60	1,600	1,107,418
3.50%, 02/01/61(a)	850	545,046
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,135	909,898
4.30%, 07/29/49(a)	623	485,164
3.65%, 03/17/51	600	413,223
3.20%, 02/15/52	709	447,603
3.65%, 08/15/52	883	602,177
5.55%, 02/15/54(a)	925	857,978
Cisco Systems, Inc.
5.90%, 02/15/39	1,859	1,959,615
5.50%, 01/15/40	2,027	2,051,282
5.30%, 02/26/54(a)	2,405	2,326,962

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Cisco Systems, Inc. (continued)
5.35%, 02/26/64	$1,160	$ 1,109,857
Nokia OYJ, 6.63%, 05/15/39	500	508,774
Telefonica Emisiones SA
7.05%, 06/20/36	2,165	2,376,538
4.67%, 03/06/38	655	582,584
5.21%, 03/08/47	2,867	2,541,377
4.90%, 03/06/48	1,332	1,120,342
5.52%, 03/01/49	1,200	1,098,791
TELUS Corp.
4.60%, 11/16/48	880	714,930
4.30%, 06/15/49	488	375,437
Verizon Communications, Inc.
4.78%, 02/15/35(a)(d)	1,550	1,478,856
5.85%, 09/15/35	350	359,826
4.27%, 01/15/36	1,550	1,396,495
5.25%, 03/16/37(a)	1,250	1,225,973
4.81%, 03/15/39	1,342	1,232,367
2.65%, 11/20/40	3,138	2,153,582
3.40%, 03/22/41	3,986	3,029,698
2.85%, 09/03/41	1,288	893,358
4.75%, 11/01/41	400	357,957
3.85%, 11/01/42	463	365,089
6.55%, 09/15/43	900	983,048
4.13%, 08/15/46	950	752,470
4.86%, 08/21/46	2,684	2,391,619
5.50%, 03/16/47	500	484,073
4.52%, 09/15/48	1,250	1,043,457
5.01%, 04/15/49(a)	1,000	917,526
4.00%, 03/22/50	1,279	969,098
2.88%, 11/20/50(a)	2,923	1,783,835
3.55%, 03/22/51(a)	5,149	3,623,257
3.88%, 03/01/52	1,722	1,271,190
5.50%, 02/23/54(a)	1,160	1,110,870
5.01%, 08/21/54	1,600	1,406,984
4.67%, 03/15/55	900	749,420
2.99%, 10/30/56	4,314	2,556,359
3.00%, 11/20/60(a)	2,225	1,286,121
3.70%, 03/22/61	4,287	2,898,005
		103,820,367
Electric Utilities — 10.6%
AEP Texas, Inc.
3.80%, 10/01/47	250	179,969
3.45%, 05/15/51	679	450,606
5.25%, 05/15/52	580	521,384
Series G, 4.15%, 05/01/49	300	226,707
Series H, 3.45%, 01/15/50	363	242,549
AEP Transmission Co. LLC
4.00%, 12/01/46	200	156,692
3.75%, 12/01/47	600	446,126
4.25%, 09/15/48	200	158,928
3.80%, 06/15/49	829	612,311
3.15%, 09/15/49	164	107,577
5.40%, 03/15/53	700	665,758
Series M, 3.65%, 04/01/50	413	298,128
Series N, 2.75%, 08/15/51	829	497,590
Series O, 4.50%, 06/15/52	1,150	951,217
Alabama Power Co.
6.13%, 05/15/38	379	399,625
6.00%, 03/01/39	450	468,432
3.85%, 12/01/42	600	475,707
Security	Par (000)	Value
Electric Utilities (continued)
Alabama Power Co. (continued)
4.15%, 08/15/44	$375	$ 307,251
3.75%, 03/01/45	668	511,896
4.30%, 01/02/46	213	176,099
3.45%, 10/01/49	570	397,696
3.13%, 07/15/51	1,021	664,776
3.00%, 03/15/52	675	428,021
Series A, 4.30%, 07/15/48	500	409,098
Series B, 3.70%, 12/01/47	277	205,818
Ameren Illinois Co.
4.15%, 03/15/46	463	379,508
3.70%, 12/01/47	675	508,799
4.50%, 03/15/49	475	400,171
3.25%, 03/15/50	447	301,831
2.90%, 06/15/51	175	109,272
5.90%, 12/01/52	400	410,275
5.55%, 07/01/54	600	588,574
American Electric Power Co., Inc., 3.25%, 03/01/50	529	336,999
Appalachian Power Co.
7.00%, 04/01/38	400	439,690
4.40%, 05/15/44	263	212,917
4.45%, 06/01/45	400	324,219
Series Y, 4.50%, 03/01/49	350	279,790
Series Z, 3.70%, 05/01/50	825	570,213
Arizona Public Service Co.
5.05%, 09/01/41	263	238,592
4.50%, 04/01/42	829	701,338
4.35%, 11/15/45	350	283,378
3.75%, 05/15/46	925	682,981
4.20%, 08/15/48	63	48,778
4.25%, 03/01/49	300	234,154
3.50%, 12/01/49	311	211,998
3.35%, 05/15/50	600	400,712
2.65%, 09/15/50	450	260,363
Avista Corp.
4.35%, 06/01/48	496	406,064
4.00%, 04/01/52	300	224,506
Baltimore Gas and Electric Co.
6.35%, 10/01/36	388	415,327
3.50%, 08/15/46	579	417,740
3.75%, 08/15/47	400	297,416
4.25%, 09/15/48	250	198,605
3.20%, 09/15/49	595	391,121
2.90%, 06/15/50	421	260,617
4.55%, 06/01/52	630	521,770
5.40%, 06/01/53	810	764,739
5.65%, 06/01/54	550	534,868
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,688	1,769,761
5.95%, 05/15/37	454	468,737
5.15%, 11/15/43	713	671,825
4.50%, 02/01/45	679	584,303
3.80%, 07/15/48	763	565,502
4.45%, 01/15/49	1,113	912,379
4.25%, 10/15/50	979	770,494
2.85%, 05/15/51	1,629	987,963
4.60%, 05/01/53	1,629	1,342,740
Black Hills Corp.
4.20%, 09/15/46(a)	250	195,608
3.88%, 10/15/49	513	370,676
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/35	695	679,452
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC (continued)
3.55%, 08/01/42(a)	$526	$ 406,209
4.50%, 04/01/44	800	689,774
3.95%, 03/01/48	413	316,526
5.30%, 04/01/53	260	243,635
Series AC, 4.25%, 02/01/49	950	762,429
Series AD, 2.90%, 07/01/50	425	264,715
Series AF, 3.35%, 04/01/51	813	555,707
Series AH, 3.60%, 03/01/52	400	285,685
Series AJ, 4.85%, 10/01/52	500	437,929
CenterPoint Energy, Inc., 3.70%, 09/01/49	263	185,348
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	251,192
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	280	283,715
CMS Energy Corp., 4.88%, 03/01/44	250	220,292
Commonwealth Edison Co.
5.90%, 03/15/36	900	933,444
6.45%, 01/15/38	500	540,016
3.80%, 10/01/42	320	252,575
4.60%, 08/15/43	175	152,628
3.70%, 03/01/45	213	162,108
4.35%, 11/15/45	800	667,893
3.65%, 06/15/46	620	462,689
4.00%, 03/01/48	929	719,447
4.00%, 03/01/49	529	406,343
3.00%, 03/01/50	663	421,844
5.30%, 02/01/53	665	622,087
5.65%, 06/01/54	495	484,821
Series 123, 3.75%, 08/15/47	900	670,091
Series 127, 3.20%, 11/15/49	605	397,324
Series 130, 3.13%, 03/15/51	879	567,720
Series 131, 2.75%, 09/01/51	513	304,452
Series 133, 3.85%, 03/15/52	659	485,426
Connecticut Light and Power Co.
4.30%, 04/15/44	600	502,185
4.00%, 04/01/48	860	672,649
5.25%, 01/15/53(a)	500	468,999
Series A, 4.15%, 06/01/45	700	569,078
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	400,011
3.95%, 03/01/43	572	454,917
4.45%, 03/15/44	688	585,058
4.50%, 12/01/45	663	561,773
3.85%, 06/15/46	829	633,739
3.20%, 12/01/51	550	356,213
6.15%, 11/15/52	800	832,187
5.90%, 11/15/53	725	730,179
5.70%, 05/15/54(a)	775	761,278
4.63%, 12/01/54	725	606,076
4.50%, 05/15/58	829	662,969
3.70%, 11/15/59	680	467,666
3.60%, 06/15/61(a)	720	486,272
Series 05-A, 5.30%, 03/01/35	350	349,026
Series 06-B, 6.20%, 06/15/36	75	79,586
Series 2006-A, 5.85%, 03/15/36	625	645,293
Series 2007-A, 6.30%, 08/15/37	493	522,999
Series 2008-B, 6.75%, 04/01/38	800	882,292
Series 2009-C, 5.50%, 12/01/39	867	853,909
Series 2012-A, 4.20%, 03/15/42	329	273,927
Series 2017, 3.88%, 06/15/47	600	455,480
Series 20B, 3.95%, 04/01/50	1,154	890,004
Series A, 4.13%, 05/15/49	913	713,282
Series C, 4.30%, 12/01/56	413	321,183
Series C, 4.00%, 11/15/57	370	268,971
Security	Par (000)	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
Series C, 3.00%, 12/01/60	$660	$ 384,281
Series E, 4.65%, 12/01/48	463	394,034
Constellation Energy Generation LLC
6.25%, 10/01/39	897	929,287
5.75%, 10/01/41	413	400,823
5.60%, 06/15/42	869	833,756
6.50%, 10/01/53	1,090	1,144,536
5.75%, 03/15/54	1,000	959,994
Consumers Energy Co.
3.95%, 05/15/43	300	244,069
3.25%, 08/15/46	600	430,667
3.95%, 07/15/47	300	234,876
4.05%, 05/15/48(a)	950	755,297
4.35%, 04/15/49	829	687,257
3.10%, 08/15/50(a)	590	396,233
3.50%, 08/01/51	829	599,450
2.65%, 08/15/52(a)	134	80,731
4.20%, 09/01/52	1,110	886,266
2.50%, 05/01/60	599	323,377
Dayton Power & Light Co., 3.95%, 06/15/49	300	220,675
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100	104,348
5.45%, 02/01/41	829	805,293
4.60%, 06/15/43	563	489,940
6.25%, 10/15/53	440	469,697
5.10%, 06/01/65	613	539,650
Dominion Energy, Inc.
7.00%, 06/15/38(a)	163	181,596
4.70%, 12/01/44	829	700,200
Series A, 4.60%, 03/15/49	513	418,486
Series B, 5.95%, 06/15/35	390	399,956
Series B, 3.30%, 04/15/41	325	238,932
Series B, 4.85%, 08/15/52	800	677,397
Series C, 4.90%, 08/01/41	509	454,061
DTE Electric Co.
4.30%, 07/01/44	400	334,796
3.70%, 03/15/45	534	410,209
3.70%, 06/01/46	163	123,470
3.75%, 08/15/47	630	477,285
3.95%, 03/01/49	750	583,373
2.95%, 03/01/50	629	407,481
5.40%, 04/01/53(a)	750	726,230
Series A, 4.00%, 04/01/43	397	323,082
Series A, 4.05%, 05/15/48	463	369,787
Series B, 3.25%, 04/01/51	479	325,028
Series B, 3.65%, 03/01/52	367	267,212
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	430,127
6.00%, 01/15/38	900	937,658
6.05%, 04/15/38	511	536,427
5.30%, 02/15/40	713	697,683
4.25%, 12/15/41	879	745,791
4.00%, 09/30/42	1,113	903,143
3.75%, 06/01/45	500	383,217
3.88%, 03/15/46	800	619,436
3.70%, 12/01/47	438	325,198
3.95%, 03/15/48	329	252,006
3.20%, 08/15/49	769	512,492
3.45%, 04/15/51	425	291,677
3.55%, 03/15/52	892	623,576
5.35%, 01/15/53	950	896,793

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Carolinas LLC (continued)
5.40%, 01/15/54	$1,032	$ 980,005
Duke Energy Corp.
3.30%, 06/15/41	779	572,699
4.80%, 12/15/45	663	570,839
3.75%, 09/01/46	1,493	1,095,242
3.95%, 08/15/47	413	307,651
4.20%, 06/15/49	613	471,548
3.50%, 06/15/51	929	624,156
5.00%, 08/15/52	1,850	1,600,828
6.10%, 09/15/53(a)	825	828,948
5.80%, 06/15/54	825	797,202
Duke Energy Florida LLC
6.35%, 09/15/37	500	533,688
6.40%, 06/15/38	1,100	1,188,921
5.65%, 04/01/40	300	302,220
3.85%, 11/15/42	200	157,252
3.40%, 10/01/46	863	613,319
4.20%, 07/15/48	450	359,839
3.00%, 12/15/51	425	265,139
5.95%, 11/15/52	525	532,390
6.20%, 11/15/53	550	575,168
Duke Energy Indiana LLC
6.12%, 10/15/35	500	526,989
6.35%, 08/15/38	275	295,187
6.45%, 04/01/39	200	215,769
3.75%, 05/15/46	513	383,078
2.75%, 04/01/50	500	302,384
5.40%, 04/01/53	450	422,359
Series WWW, 4.90%, 07/15/43	163	147,099
Series YYY, 3.25%, 10/01/49	800	533,806
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	120,981
4.30%, 02/01/49	300	239,236
5.65%, 04/01/53	225	218,441
5.55%, 03/15/54	475	456,657
Duke Energy Progress LLC
6.30%, 04/01/38(a)	300	318,423
4.10%, 05/15/42	922	753,747
4.10%, 03/15/43	863	699,520
4.38%, 03/30/44	326	273,680
4.15%, 12/01/44	413	334,390
4.20%, 08/15/45	963	779,007
3.70%, 10/15/46	288	214,987
3.60%, 09/15/47	829	598,603
2.50%, 08/15/50	913	524,114
2.90%, 08/15/51	576	354,350
4.00%, 04/01/52	300	228,044
5.35%, 03/15/53	500	469,602
El Paso Electric Co., 6.00%, 05/15/35	213	213,715
Emera U.S. Finance LP, 4.75%, 06/15/46	988	819,589
Entergy Arkansas LLC
4.20%, 04/01/49	625	495,028
2.65%, 06/15/51	975	572,698
3.35%, 06/15/52	338	225,226
5.75%, 06/01/54	450	443,361
Entergy Corp., 3.75%, 06/15/50	714	506,271
Entergy Louisiana LLC
3.10%, 06/15/41	525	377,312
4.95%, 01/15/45	450	393,905
4.20%, 09/01/48	913	721,471
4.20%, 04/01/50	829	650,759
2.90%, 03/15/51	643	395,065
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Louisiana LLC (continued)
4.75%, 09/15/52	$500	$ 430,190
5.70%, 03/15/54	775	759,532
5.80%, 03/15/55	825	816,842
Entergy Mississippi LLC
3.85%, 06/01/49	413	306,143
3.50%, 06/01/51	325	223,327
5.85%, 06/01/54	275	275,061
Entergy Texas, Inc.
4.50%, 03/30/39	425	376,141
3.55%, 09/30/49	405	283,965
5.00%, 09/15/52	300	265,412
5.80%, 09/01/53	325	323,750
5.55%, 09/15/54	375	358,182
Evergy Kansas Central, Inc.
4.13%, 03/01/42	575	475,086
4.10%, 04/01/43	400	322,459
4.25%, 12/01/45	311	251,695
3.25%, 09/01/49	513	337,763
3.45%, 04/15/50	513	352,521
5.70%, 03/15/53	345	338,337
Evergy Metro, Inc.
5.30%, 10/01/41	340	322,731
4.20%, 06/15/47	250	197,701
4.20%, 03/15/48	450	354,775
Series 2019, 4.13%, 04/01/49	550	426,357
Eversource Energy, 3.45%, 01/15/50	929	635,908
Exelon Corp.
4.95%, 06/15/35	300	282,639
5.63%, 06/15/35	425	425,983
5.10%, 06/15/45	763	690,129
4.45%, 04/15/46	900	745,154
4.70%, 04/15/50	738	619,554
4.10%, 03/15/52	959	726,657
5.60%, 03/15/53	1,225	1,164,183
FirstEnergy Corp.
Series C, 4.85%, 07/15/47	750	638,394
Series C, 3.40%, 03/01/50	1,750	1,174,619
Florida Power & Light Co.
4.95%, 06/01/35	830	805,560
5.65%, 02/01/37	300	307,310
5.95%, 02/01/38	850	889,907
5.96%, 04/01/39	450	469,415
5.69%, 03/01/40	513	521,801
5.25%, 02/01/41	413	399,457
4.13%, 02/01/42	663	551,988
4.05%, 06/01/42	700	575,450
3.80%, 12/15/42	400	316,061
4.05%, 10/01/44	620	503,323
3.70%, 12/01/47	829	619,224
3.95%, 03/01/48	1,163	907,871
4.13%, 06/01/48	413	328,463
3.99%, 03/01/49	663	517,211
3.15%, 10/01/49	1,033	690,564
2.88%, 12/04/51	1,450	900,161
5.30%, 04/01/53(a)	795	751,619
5.60%, 06/15/54	845	833,855
Georgia Power Co.
4.30%, 03/15/42	1,229	1,042,349
4.30%, 03/15/43	340	285,172
5.13%, 05/15/52(a)	1,030	946,884
Series 2010-C, 4.75%, 09/01/40	150	136,429
Series A, 3.25%, 03/15/51	775	518,059
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Georgia Power Co. (continued)
Series B, 3.70%, 01/30/50	$829	$ 606,778
Iberdrola International BV, 6.75%, 07/15/36	500	550,823
Idaho Power Co.
5.50%, 03/15/53	220	209,474
5.80%, 04/01/54	521	520,796
Series K, 4.20%, 03/01/48	400	318,643
Indiana Michigan Power Co.
6.05%, 03/15/37	513	530,805
4.25%, 08/15/48	263	207,520
3.25%, 05/01/51	400	261,184
5.63%, 04/01/53	305	295,094
Series K, 4.55%, 03/15/46	346	292,533
Series L, 3.75%, 07/01/47	829	612,013
Interstate Power and Light Co.
6.25%, 07/15/39	260	274,426
3.70%, 09/15/46	563	414,601
3.50%, 09/30/49	477	331,171
3.10%, 11/30/51	355	224,944
5.45%, 09/30/54	400	376,286
ITC Holdings Corp., 5.30%, 07/01/43	200	183,834
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	624	578,867
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	500	486,885
Kentucky Utilities Co.
5.13%, 11/01/40	850	805,215
4.38%, 10/01/45	829	684,912
3.30%, 06/01/50	775	514,350
Louisville Gas and Electric Co., 4.25%, 04/01/49	454	359,764
MidAmerican Energy Co.
5.75%, 11/01/35(a)	200	207,948
5.80%, 10/15/36	300	309,650
4.80%, 09/15/43	213	191,856
4.40%, 10/15/44	829	705,365
4.25%, 05/01/46	325	267,075
3.95%, 08/01/47	400	311,264
3.65%, 08/01/48	1,013	743,841
4.25%, 07/15/49	943	762,064
3.15%, 04/15/50	613	408,955
2.70%, 08/01/52(a)	425	255,479
5.85%, 09/15/54(a)	1,100	1,112,432
5.30%, 02/01/55	670	626,118
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	388	322,970
Series B, 3.10%, 07/30/51(a)	413	269,830
National Grid USA, 5.80%, 04/01/35	300	300,019
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	220,156
4.30%, 03/15/49	688	554,563
Nevada Power Co.
6.00%, 03/15/54	450	456,982
Series EE, 3.13%, 08/01/50	429	272,852
Series GG, 5.90%, 05/01/53	350	347,534
Series N, 6.65%, 04/01/36	600	645,595
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52(a)	454	280,013
5.25%, 02/28/53(a)	1,200	1,089,653
5.55%, 03/15/54	950	902,286
5.90%, 03/15/55	850	843,444
Northern States Power Co.
6.20%, 07/01/37	400	426,061
5.35%, 11/01/39(a)	350	344,915
Security	Par (000)	Value
Electric Utilities (continued)
Northern States Power Co. (continued)
3.40%, 08/15/42	$505	$ 381,688
4.13%, 05/15/44	250	203,439
4.00%, 08/15/45	350	278,593
3.60%, 05/15/46	500	370,884
3.60%, 09/15/47	953	702,082
2.90%, 03/01/50(a)	391	248,021
2.60%, 06/01/51	436	257,393
3.20%, 04/01/52	495	325,770
4.50%, 06/01/52	626	522,918
5.10%, 05/15/53(a)	1,050	963,322
5.40%, 03/15/54	720	689,248
5.65%, 06/15/54	275	272,629
NorthWestern Corp., 4.18%, 11/15/44	550	443,600
NSTAR Electric Co.
5.50%, 03/15/40	100	98,105
4.40%, 03/01/44	250	209,990
3.10%, 06/01/51(a)	250	162,253
4.55%, 06/01/52	581	483,000
4.95%, 09/15/52	425	377,817
Oglethorpe Power Corp.
5.95%, 11/01/39	450	456,276
5.38%, 11/01/40	300	285,000
4.50%, 04/01/47	479	393,066
5.05%, 10/01/48	829	730,402
3.75%, 08/01/50	163	114,826
5.25%, 09/01/50	400	360,011
6.20%, 12/01/53	425	438,502
5.80%, 06/01/54(d)	450	439,774
5.90%, 02/01/55(d)	125	123,761
Ohio Edison Co., 6.88%, 07/15/36	200	221,267
Ohio Power Co.
4.15%, 04/01/48	1,004	774,582
4.00%, 06/01/49	200	149,203
Series R, 2.90%, 10/01/51	609	365,220
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	450	353,605
3.85%, 08/15/47	150	112,045
5.60%, 04/01/53	695	671,623
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	463	446,491
4.55%, 12/01/41	450	394,667
5.30%, 06/01/42	345	331,522
3.75%, 04/01/45	763	584,562
3.80%, 09/30/47	404	304,364
4.10%, 11/15/48	413	325,174
3.80%, 06/01/49	629	469,129
3.10%, 09/15/49(a)	909	594,225
3.70%, 05/15/50	470	340,658
2.70%, 11/15/51	626	366,503
4.60%, 06/01/52	500	417,477
4.95%, 09/15/52	1,050	927,837
5.35%, 10/01/52(a)	300	280,044
5.55%, 06/15/54	800	774,410
Pacific Gas and Electric Co.
4.50%, 07/01/40	2,184	1,805,657
3.30%, 08/01/40	941	671,460
4.20%, 06/01/41	712	559,547
4.45%, 04/15/42	425	343,996
3.75%, 08/15/42	350	256,905
4.60%, 06/15/43	475	389,605
4.75%, 02/15/44	613	505,639
4.30%, 03/15/45	976	751,266

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
4.25%, 03/15/46	$925	$ 706,131
4.00%, 12/01/46(a)	510	367,267
3.95%, 12/01/47(a)	905	646,948
4.95%, 07/01/50	3,171	2,607,184
3.50%, 08/01/50	3,195	2,081,275
5.25%, 03/01/52	643	551,035
6.75%, 01/15/53	1,630	1,686,486
6.70%, 04/01/53	665	683,567
5.90%, 10/01/54	850	792,407
PacifiCorp.
5.25%, 06/15/35	263	257,582
6.10%, 08/01/36	400	413,646
5.75%, 04/01/37	500	498,032
6.25%, 10/15/37	700	728,055
6.35%, 07/15/38	243	252,971
6.00%, 01/15/39	525	533,064
4.10%, 02/01/42	363	291,277
4.13%, 01/15/49	829	633,486
4.15%, 02/15/50	763	580,328
3.30%, 03/15/51	625	405,369
2.90%, 06/15/52	976	574,381
5.35%, 12/01/53	1,150	1,038,158
5.50%, 05/15/54	1,535	1,413,714
5.80%, 01/15/55	1,650	1,579,315
PECO Energy Co.
5.95%, 10/01/36	360	377,897
4.15%, 10/01/44	275	226,028
3.70%, 09/15/47	300	224,383
3.90%, 03/01/48	829	638,936
3.00%, 09/15/49	226	146,936
2.80%, 06/15/50(a)	225	139,540
3.05%, 03/15/51	332	212,769
2.85%, 09/15/51	443	273,697
4.60%, 05/15/52	300	255,778
4.38%, 08/15/52	400	328,889
5.25%, 09/15/54	655	614,214
Potomac Electric Power Co.
6.50%, 11/15/37(a)	450	493,598
4.15%, 03/15/43	613	506,289
5.50%, 03/15/54(a)	300	289,777
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	270,932
4.75%, 07/15/43	363	325,216
4.13%, 06/15/44	300	248,207
4.15%, 10/01/45	300	246,595
3.95%, 06/01/47	450	352,988
4.15%, 06/15/48	500	402,653
3.00%, 10/01/49	110	71,516
5.25%, 05/15/53(a)	700	659,429
Progress Energy, Inc., 6.00%, 12/01/39	800	810,711
Public Service Co. of Colorado
6.50%, 08/01/38	200	215,400
3.60%, 09/15/42	463	350,640
4.30%, 03/15/44	300	246,138
3.80%, 06/15/47	829	615,823
4.10%, 06/15/48	300	231,686
4.05%, 09/15/49	829	633,078
5.25%, 04/01/53	850	778,119
5.75%, 05/15/54	850	837,893
Series 17, 744448BZ3, 6.25%, 09/01/37	300	316,898
Series 34, 3.20%, 03/01/50	600	392,292
Series 36, 2.70%, 01/15/51	660	389,182
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Colorado (continued)
Series 39, 4.50%, 06/01/52	$500	$ 412,663
Public Service Co. of New Hampshire
3.60%, 07/01/49	229	165,563
5.15%, 01/15/53	275	252,278
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51(a)	430	273,643
Public Service Electric and Gas Co.
5.80%, 05/01/37	388	401,231
5.50%, 03/01/40(a)	100	99,768
3.95%, 05/01/42	460	375,225
3.65%, 09/01/42	400	311,164
3.80%, 01/01/43	435	344,264
3.80%, 03/01/46	636	494,303
3.60%, 12/01/47	300	220,481
4.05%, 05/01/48	375	296,989
3.85%, 05/01/49	413	314,900
3.20%, 08/01/49	400	271,739
3.15%, 01/01/50	429	286,126
2.70%, 05/01/50	350	212,590
2.05%, 08/01/50	400	207,264
3.00%, 03/01/51	829	534,118
5.13%, 03/15/53	415	383,896
5.45%, 08/01/53	300	291,018
5.45%, 03/01/54	650	628,315
5.30%, 08/01/54	550	517,543
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	423,158
5.76%, 10/01/39	300	301,428
5.80%, 03/15/40	413	416,768
5.64%, 04/15/41	250	244,969
4.30%, 05/20/45	400	325,411
4.22%, 06/15/48	513	409,113
3.25%, 09/15/49	470	312,738
2.89%, 09/15/51	300	182,833
5.45%, 06/01/53	320	302,367
5.69%, 06/15/54	450	440,551
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	410,356
4.50%, 08/15/40	500	442,012
4.15%, 05/15/48	529	415,112
3.70%, 03/15/52	600	427,667
5.35%, 04/01/53	895	830,931
5.55%, 04/15/54	850	809,002
Series RRR, 3.75%, 06/01/47	450	333,159
Series TTT, 4.10%, 06/15/49	700	541,708
Series UUU, 3.32%, 04/15/50	500	333,470
Series WWW, 2.95%, 08/15/51	800	504,699
Sempra
3.80%, 02/01/38	1,329	1,077,422
6.00%, 10/15/39	800	802,903
4.00%, 02/01/48	1,079	797,369
Sierra Pacific Power Co., 5.90%, 03/15/54	250	249,811
Southern California Edison Co.
5.63%, 02/01/36	400	390,583
6.05%, 03/15/39	700	690,363
5.50%, 03/15/40	425	394,582
4.50%, 09/01/40	804	677,559
4.05%, 03/15/42(a)	440	342,392
4.65%, 10/01/43	1,063	877,053
4.00%, 04/01/47	1,779	1,309,387
3.65%, 02/01/50	1,279	876,181
3.45%, 02/01/52	805	525,361
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co. (continued)
5.70%, 03/01/53	$465	$ 427,670
5.88%, 12/01/53(a)	770	724,392
5.75%, 04/15/54(a)	450	418,791
5.90%, 03/01/55(a)	365	345,615
Series 05-E, 5.35%, 07/15/35	300	289,514
Series 06-E, 5.55%, 01/15/37	325	311,230
Series 13-A, 3.90%, 03/15/43	482	360,768
Series 2004-G, 5.75%, 04/01/35	325	320,073
Series 2008-A, 5.95%, 02/01/38	513	506,066
Series 20A, 2.95%, 02/01/51	1,200	713,667
Series B, 4.88%, 03/01/49	563	463,423
Series C, 3.60%, 02/01/45	438	308,668
Series C, 4.13%, 03/01/48	1,379	1,026,210
Series E, 5.45%, 06/01/52	268	238,235
Series H, 3.65%, 06/01/51	629	426,787
Southern Co.
4.85%, 03/15/35	740	703,297
4.25%, 07/01/36(a)	775	692,530
4.40%, 07/01/46	1,920	1,581,252
Southern Power Co.
5.15%, 09/15/41(a)	725	675,012
5.25%, 07/15/43	413	381,433
Series F, 4.95%, 12/15/46	954	832,001
Southwestern Electric Power Co.
6.20%, 03/15/40	300	311,762
3.25%, 11/01/51	1,079	685,761
Series F, 3.90%, 04/01/45	340	254,135
Series L, 3.85%, 02/01/48	413	297,904
Southwestern Public Service Co.
4.50%, 08/15/41	300	257,074
3.40%, 08/15/46	150	103,738
3.70%, 08/15/47	413	298,422
3.75%, 06/15/49	429	310,063
6.00%, 06/01/54	700	701,401
Series 8, 3.15%, 05/01/50(a)	704	450,684
Tampa Electric Co.
4.10%, 06/15/42	113	92,709
4.35%, 05/15/44	500	414,129
4.30%, 06/15/48	329	265,571
4.45%, 06/15/49	761	629,040
3.63%, 06/15/50	300	212,670
3.45%, 03/15/51	700	477,380
5.00%, 07/15/52(a)	175	155,587
Toledo Edison Co., 6.15%, 05/15/37	276	290,952
Tucson Electric Power Co.
4.85%, 12/01/48(a)	263	227,331
4.00%, 06/15/50	500	381,108
3.25%, 05/01/51(a)	130	85,525
5.50%, 04/15/53	450	428,148
Union Electric Co.
5.30%, 08/01/37	300	298,369
8.45%, 03/15/39	300	378,002
3.90%, 09/15/42	440	352,812
3.65%, 04/15/45	535	403,869
4.00%, 04/01/48	454	351,754
3.25%, 10/01/49	413	280,017
2.63%, 03/15/51	525	309,988
3.90%, 04/01/52	1,029	778,997
5.45%, 03/15/53	450	429,328
5.25%, 01/15/54	350	323,968
Security	Par (000)	Value
Electric Utilities (continued)
Union Electric Co. (continued)
5.13%, 03/15/55	$550	$ 500,781
Virginia Electric and Power Co.
6.35%, 11/30/37	550	585,225
8.88%, 11/15/38	750	974,440
4.00%, 01/15/43	638	509,121
4.45%, 02/15/44	788	666,947
4.60%, 12/01/48	724	608,806
3.30%, 12/01/49	759	511,325
2.45%, 12/15/50	1,566	872,940
2.95%, 11/15/51	1,563	963,080
5.45%, 04/01/53	935	883,118
5.70%, 08/15/53(a)	650	635,479
5.35%, 01/15/54	575	535,352
5.55%, 08/15/54(a)	580	554,433
Series A, 6.00%, 05/15/37	1,063	1,099,174
Series B, 6.00%, 01/15/36	829	859,077
Series B, 4.20%, 05/15/45(a)	300	242,020
Series B, 3.80%, 09/15/47	663	496,300
Series C, 4.00%, 11/15/46	575	445,338
Series C, 4.63%, 05/15/52	779	651,038
Series D, 4.65%, 08/15/43(a)	613	536,813
Wisconsin Electric Power Co.
5.70%, 12/01/36(a)	500	518,736
4.30%, 10/15/48	670	548,634
5.05%, 10/01/54(a)	505	456,065
Wisconsin Power and Light Co.
6.38%, 08/15/37	300	319,555
3.65%, 04/01/50	300	213,749
Wisconsin Public Service Corp.
3.67%, 12/01/42	100	77,351
4.75%, 11/01/44	400	353,570
3.30%, 09/01/49	516	350,833
2.85%, 12/01/51	453	278,317
Xcel Energy, Inc.
6.50%, 07/01/36	650	690,881
3.50%, 12/01/49	530	361,541
		290,092,629
Electronic Equipment, Instruments & Components — 0.5%
ABB Finance USA, Inc., 4.38%, 05/08/42	825	727,111
Amphenol Corp., 5.38%, 11/15/54(a)	425	403,583
Corning, Inc.
4.70%, 03/15/37	400	370,061
5.75%, 08/15/40(a)	350	352,096
4.75%, 03/15/42	550	487,469
5.35%, 11/15/48	620	575,269
3.90%, 11/15/49	413	307,927
4.38%, 11/15/57(a)	795	615,687
5.85%, 11/15/68	296	284,911
5.45%, 11/15/79	1,263	1,155,168
Emerson Electric Co.
5.25%, 11/15/39(a)	350	349,431
2.75%, 10/15/50	629	392,229
2.80%, 12/21/51	1,132	699,915
Fortive Corp., 4.30%, 06/15/46	675	545,670
Honeywell International, Inc.
5.00%, 03/01/35	1,650	1,621,029
5.70%, 03/15/36	450	466,881
5.70%, 03/15/37	400	412,899
5.38%, 03/01/41	400	397,338
3.81%, 11/21/47	413	316,334

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Honeywell International, Inc. (continued)
2.80%, 06/01/50	$859	$ 540,544
5.25%, 03/01/54	1,925	1,809,658
5.35%, 03/01/64	625	587,540
Tyco Electronics Group SA, 7.13%, 10/01/37	525	599,169
		14,017,919
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,101	1,049,665
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc., 4.08%, 12/15/47	1,643	1,291,962
Halliburton Co.
4.85%, 11/15/35	1,179	1,117,006
6.70%, 09/15/38	800	867,747
7.45%, 09/15/39(a)	930	1,083,165
4.50%, 11/15/41	550	471,446
4.75%, 08/01/43	836	729,818
5.00%, 11/15/45(a)	1,909	1,707,285
NOV, Inc., 3.95%, 12/01/42	1,092	814,653
		9,132,747
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.05%, 03/15/42	4,250	3,420,250
5.14%, 03/15/52	6,414	4,784,483
5.39%, 03/15/62	2,200	1,622,961
		9,827,694
Environmental, Maintenance & Security Service — 0.3%
Nature Conservancy, Series A, 3.96%, 03/01/52	391	309,572
Republic Services, Inc.
6.20%, 03/01/40	400	425,182
5.70%, 05/15/41(a)	700	698,988
3.05%, 03/01/50(a)	500	334,764
Waste Connections, Inc.
3.05%, 04/01/50	604	393,123
2.95%, 01/15/52	1,025	641,153
Waste Management, Inc.
4.95%, 03/15/35	1,850	1,809,413
2.95%, 06/01/41	570	414,684
4.10%, 03/01/45	530	435,897
4.15%, 07/15/49	663	536,202
2.50%, 11/15/50	950	552,812
5.35%, 10/15/54	1,255	1,204,745
		7,756,535
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41(a)	1,825	1,433,702
CME Group, Inc.
5.30%, 09/15/43	979	975,429
4.15%, 06/15/48	900	739,903
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,479	1,039,242
4.25%, 09/21/48	1,413	1,159,423
3.00%, 06/15/50	1,559	1,003,793
4.95%, 06/15/52(a)	1,721	1,545,752
3.00%, 09/15/60	1,785	1,055,085
5.20%, 06/15/62	1,125	1,032,018
Nasdaq, Inc.
2.50%, 12/21/40	350	234,533
3.25%, 04/28/50	430	286,458
Security	Par (000)	Value
Financial Services (continued)
Nasdaq, Inc. (continued)
3.95%, 03/07/52	$2,250	$ 1,664,362
5.95%, 08/15/53(a)	600	605,829
6.10%, 06/28/63	800	816,211
		13,591,740
Food Products — 1.6%
Archer-Daniels-Midland Co.
5.38%, 09/15/35(a)	700	709,837
4.54%, 03/26/42	350	308,732
4.02%, 04/16/43(a)	59	48,526
3.75%, 09/15/47	354	264,622
4.50%, 03/15/49	829	695,888
2.70%, 09/15/51	900	537,376
Conagra Brands, Inc.
5.30%, 11/01/38(a)	1,129	1,060,189
5.40%, 11/01/48	1,073	970,496
General Mills, Inc.
5.40%, 06/15/40	800	771,504
4.70%, 04/17/48(a)	400	343,290
3.00%, 02/01/51(a)	646	406,385
Hershey Co.
3.38%, 08/15/46	275	197,485
3.13%, 11/15/49	413	274,700
2.65%, 06/01/50	400	238,858
Hormel Foods Corp., 3.05%, 06/03/51	513	332,751
Ingredion, Inc., 3.90%, 06/01/50	413	305,005
J.M. Smucker Co.
4.25%, 03/15/35	713	645,582
6.50%, 11/15/43	875	927,308
4.38%, 03/15/45	563	459,331
6.50%, 11/15/53(a)	1,105	1,175,843
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	1,175	885,082
6.50%, 12/01/52	1,825	1,858,124
7.25%, 11/15/53	700	777,936
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(d)	410	413,246
Kellanova
4.50%, 04/01/46	678	571,299
5.75%, 05/16/54	275	272,249
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	395,076
Kraft Heinz Foods Co.
5.00%, 07/15/35	771	750,140
6.88%, 01/26/39	813	897,039
4.63%, 10/01/39	388	342,578
6.50%, 02/09/40	321	340,983
5.00%, 06/04/42	1,537	1,384,276
5.20%, 07/15/45	1,928	1,756,011
4.38%, 06/01/46	3,052	2,479,964
4.88%, 10/01/49(a)	1,637	1,406,921
5.50%, 06/01/50	863	808,994
Kroger Co.
6.90%, 04/15/38	350	386,417
5.40%, 07/15/40	500	482,946
5.00%, 04/15/42	250	227,151
5.15%, 08/01/43	309	283,159
3.88%, 10/15/46	513	384,805
4.45%, 02/01/47	779	640,116
4.65%, 01/15/48	513	430,589
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Kroger Co. (continued)
5.40%, 01/15/49(a)	$713	$ 670,913
3.95%, 01/15/50	725	543,633
5.50%, 09/15/54	2,240	2,101,620
5.65%, 09/15/64(a)	1,795	1,681,662
McCormick & Co., Inc., 4.20%, 08/15/47	360	292,761
Mondelez International, Inc., 2.63%, 09/04/50	1,555	908,155
Sysco Corp.
5.38%, 09/21/35(a)	450	448,631
6.60%, 04/01/40	650	703,507
4.85%, 10/01/45	397	347,526
4.50%, 04/01/46	428	354,712
4.45%, 03/15/48(a)	413	338,848
3.30%, 02/15/50	600	401,253
6.60%, 04/01/50(a)	1,179	1,279,071
3.15%, 12/14/51(a)	1,000	641,145
The Campbell’s Co.
4.75%, 03/23/35(a)	990	933,795
4.80%, 03/15/48	620	532,523
3.13%, 04/24/50(a)	590	378,467
5.25%, 10/13/54	350	316,114
Tyson Foods, Inc.
5.15%, 08/15/44	588	531,949
4.55%, 06/02/47	763	628,538
5.10%, 09/28/48	1,618	1,436,206
		44,319,838
Gas Utilities — 0.7%
Atmos Energy Corp.
5.50%, 06/15/41	450	448,644
4.15%, 01/15/43	476	395,932
4.13%, 10/15/44	815	664,367
4.30%, 10/01/48	788	642,643
4.13%, 03/15/49	465	363,956
3.38%, 09/15/49	570	393,380
2.85%, 02/15/52	650	395,164
5.75%, 10/15/52	500	498,909
6.20%, 11/15/53	550	583,571
5.00%, 12/15/54	700	626,281
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	163	163,992
4.10%, 09/01/47	805	629,733
NiSource, Inc.
5.95%, 06/15/41	519	527,269
5.25%, 02/15/43	551	512,608
4.80%, 02/15/44	963	848,645
5.65%, 02/01/45	678	662,737
4.38%, 05/15/47	1,088	889,257
3.95%, 03/30/48	775	591,114
5.00%, 06/15/52(a)	450	396,133
ONE Gas, Inc.
4.66%, 02/01/44	563	491,331
4.50%, 11/01/48	350	288,785
Piedmont Natural Gas Co., Inc.
5.10%, 02/15/35	525	510,833
4.65%, 08/01/43	255	220,639
3.64%, 11/01/46	505	361,659
3.35%, 06/01/50	604	398,736
5.05%, 05/15/52	425	370,161
Southern California Gas Co.
5.13%, 11/15/40	275	257,998
3.75%, 09/15/42	600	462,096
6.35%, 11/15/52	625	661,851
Security	Par (000)	Value
Gas Utilities (continued)
Southern California Gas Co. (continued)
5.75%, 06/01/53	$520	$ 507,814
5.60%, 04/01/54	550	527,750
Series UU, 4.13%, 06/01/48	413	322,411
Series VV, 4.30%, 01/15/49	654	520,856
Series WW, 3.95%, 02/15/50	450	335,853
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	625	628,243
4.40%, 06/01/43	536	448,268
3.95%, 10/01/46	720	555,035
4.40%, 05/30/47	550	450,943
Series 21A, 3.15%, 09/30/51	695	443,456
Southwest Gas Corp.
4.15%, 06/01/49	400	302,395
3.18%, 08/15/51	345	216,910
Spire Missouri, Inc., 3.30%, 06/01/51	400	265,393
Washington Gas Light Co.
3.65%, 09/15/49	513	366,020
Series K, 3.80%, 09/15/46	350	262,659
		20,412,430
Ground Transportation — 2.5%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	268,738
6.15%, 05/01/37	650	696,861
5.75%, 05/01/40	750	769,200
5.05%, 03/01/41	450	425,543
5.40%, 06/01/41	500	490,517
4.95%, 09/15/41	350	326,175
4.40%, 03/15/42	647	563,368
4.38%, 09/01/42	613	529,830
4.45%, 03/15/43	930	809,063
5.15%, 09/01/43	963	920,853
4.90%, 04/01/44	1,013	930,538
4.55%, 09/01/44	813	709,305
4.15%, 04/01/45	1,063	874,399
4.70%, 09/01/45	738	654,201
3.90%, 08/01/46	809	639,859
4.13%, 06/15/47	763	617,589
4.05%, 06/15/48	829	659,485
4.15%, 12/15/48	913	735,544
3.55%, 02/15/50	1,431	1,036,079
3.05%, 02/15/51	679	442,968
3.30%, 09/15/51	1,129	772,786
2.88%, 06/15/52	575	356,521
4.45%, 01/15/53	1,150	963,724
5.20%, 04/15/54(a)	1,710	1,605,746
5.50%, 03/15/55	1,360	1,334,834
Canadian National Railway Co.
6.20%, 06/01/36	550	588,713
6.38%, 11/15/37	350	380,866
3.20%, 08/02/46	585	412,190
3.65%, 02/03/48	793	595,903
4.45%, 01/20/49	800	679,917
2.45%, 05/01/50	724	419,638
4.40%, 08/05/52	793	664,962
6.13%, 11/01/53	310	332,135
Canadian Pacific Railway Co.
4.80%, 09/15/35	513	492,533
5.95%, 05/15/37	500	519,760
3.00%, 12/02/41(a)	1,292	947,500
4.30%, 05/15/43	400	337,571
4.80%, 08/01/45	619	550,420

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Canadian Pacific Railway Co. (continued)
4.95%, 08/15/45	$450	$ 408,684
4.70%, 05/01/48	513	445,620
3.50%, 05/01/50	738	522,551
3.10%, 12/02/51	2,442	1,590,743
4.20%, 11/15/69	377	280,216
6.13%, 09/15/2115	913	925,059
CSX Corp.
6.00%, 10/01/36	375	394,546
6.15%, 05/01/37	650	691,603
6.22%, 04/30/40	750	804,049
5.50%, 04/15/41	550	546,678
4.75%, 05/30/42	1,011	915,601
4.10%, 03/15/44	950	785,615
3.80%, 11/01/46	750	582,646
4.30%, 03/01/48	995	824,342
4.75%, 11/15/48	625	551,216
4.50%, 03/15/49	429	363,342
3.35%, 09/15/49	590	409,769
3.80%, 04/15/50	554	417,921
3.95%, 05/01/50	1,171	904,311
2.50%, 05/15/51	475	273,523
4.50%, 11/15/52(a)	925	780,506
4.50%, 08/01/54	413	348,332
4.90%, 03/15/55(a)	610	546,475
4.25%, 11/01/66	913	693,339
4.65%, 03/01/68	513	419,499
Norfolk Southern Corp.
4.84%, 10/01/41	600	548,514
3.95%, 10/01/42	626	504,416
4.45%, 06/15/45	563	476,648
4.65%, 01/15/46	525	455,403
3.94%, 11/01/47	745	576,121
4.15%, 02/28/48	713	568,388
4.10%, 05/15/49	400	314,068
3.40%, 11/01/49	476	329,666
3.05%, 05/15/50	875	564,918
2.90%, 08/25/51	626	387,822
4.05%, 08/15/52	829	635,567
3.70%, 03/15/53	422	303,109
4.55%, 06/01/53	875	733,070
5.35%, 08/01/54(a)	1,100	1,043,515
3.16%, 05/15/55	1,454	923,105
5.95%, 03/15/64	725	737,549
5.10%, 08/01/2118	600	516,634
4.10%, 05/15/2121	779	541,490
Union Pacific Corp.
3.38%, 02/01/35(a)	538	467,392
2.89%, 04/06/36	775	626,050
3.60%, 09/15/37	561	470,247
3.55%, 08/15/39	500	406,894
3.20%, 05/20/41	1,050	789,306
3.38%, 02/14/42	493	374,878
4.05%, 11/15/45	388	312,618
4.05%, 03/01/46(a)	516	414,116
3.35%, 08/15/46	275	196,368
4.00%, 04/15/47	500	395,174
4.50%, 09/10/48	413	349,898
4.30%, 03/01/49	750	617,410
3.25%, 02/05/50	1,911	1,302,037
3.80%, 10/01/51	1,113	830,951
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
2.95%, 03/10/52	$786	$ 495,847
4.95%, 09/09/52	575	524,612
3.50%, 02/14/53	1,516	1,063,873
4.95%, 05/15/53(a)	625	567,210
3.88%, 02/01/55	400	298,988
3.95%, 08/15/59	645	471,549
3.84%, 03/20/60	2,076	1,484,623
3.55%, 05/20/61	577	385,785
2.97%, 09/16/62	2,100	1,210,964
5.15%, 01/20/63	400	361,338
4.10%, 09/15/67	400	292,652
3.75%, 02/05/70	875	588,605
3.80%, 04/06/71	1,159	786,669
3.85%, 02/14/72	451	310,128
		67,038,205
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories
4.75%, 11/30/36	1,916	1,852,432
6.15%, 11/30/37	550	599,338
6.00%, 04/01/39	500	540,433
5.30%, 05/27/40	863	868,185
4.75%, 04/15/43(a)	563	527,504
4.90%, 11/30/46	3,625	3,381,227
Baxter International, Inc.
3.50%, 08/15/46	638	443,969
3.13%, 12/01/51	946	591,824
Boston Scientific Corp.
6.50%, 11/15/35	340	373,583
4.55%, 03/01/39	765	700,113
7.38%, 01/15/40	250	293,867
4.70%, 03/01/49(a)	914	805,573
Danaher Corp.
4.38%, 09/15/45	675	574,913
2.60%, 10/01/50	1,238	735,625
2.80%, 12/10/51(a)	1,160	709,812
DH Europe Finance II SARL
3.25%, 11/15/39	954	741,471
3.40%, 11/15/49	1,008	706,293
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	1,315	1,410,165
Koninklijke Philips NV
6.88%, 03/11/38	824	900,563
5.00%, 03/15/42	713	642,873
Medtronic, Inc.
4.38%, 03/15/35(a)	2,388	2,253,538
4.63%, 03/15/45	2,200	1,966,817
Revvity, Inc., 3.63%, 03/15/51	300	205,386
Solventum Corp.
5.90%, 04/30/54(a)	1,325	1,292,233
6.00%, 05/15/64	525	510,705
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	500	352,210
Stryker Corp.
4.10%, 04/01/43	425	347,508
4.38%, 05/15/44	475	399,765
4.63%, 03/15/46	1,136	989,052
2.90%, 06/15/50	838	540,706
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,477	1,041,904
5.40%, 08/10/43(a)	385	378,787
5.30%, 02/01/44	400	385,685
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc. (continued)
4.10%, 08/15/47	$963	$ 780,169
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39(a)	250	251,706
4.45%, 08/15/45	688	581,017
		29,676,951
Health Care Providers & Services — 4.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	40,831
Adventist Health System, 3.63%, 03/01/49	227	158,691
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	22,382
3.39%, 10/15/49(a)	1,585	1,125,896
Series 2020, 3.01%, 06/15/50	198	130,003
Aetna, Inc.
6.63%, 06/15/36	1,000	1,049,231
6.75%, 12/15/37	550	580,089
4.50%, 05/15/42	253	205,676
4.75%, 03/15/44	849	708,295
AHS Hospital Corp.
5.02%, 07/01/45	100	93,667
Series 2021, 2.78%, 07/01/51	961	590,709
Allina Health System
Series 2019, 3.89%, 04/15/49	142	108,900
Series 2021, 2.90%, 11/15/51	350	217,028
Ascension Health
3.95%, 11/15/46	1,243	984,489
Series B, 3.11%, 11/15/39	1,500	1,150,118
Banner Health
2.91%, 01/01/42(a)	1,140	809,815
2.91%, 01/01/51	231	146,454
Series 2020, 3.18%, 01/01/50	118	79,745
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	538	412,593
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,496	1,573,947
Bon Secours Mercy Health, Inc., Series 2020-2002, 3.21%, 06/01/50	110	72,678
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	97,785
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47(a)	130	106,820
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	858,628
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	57,103
Cigna Group
4.80%, 08/15/38	2,404	2,186,196
3.20%, 03/15/40	929	682,026
6.13%, 11/15/41	350	355,776
4.80%, 07/15/46	1,561	1,328,079
3.88%, 10/15/47	1,045	766,731
4.90%, 12/15/48	3,293	2,818,232
3.40%, 03/15/50	1,404	930,230
3.40%, 03/15/51	1,561	1,026,328
5.60%, 02/15/54(a)	1,675	1,569,694
City of Hope, Series 2013, 5.62%, 11/15/43	610	585,998
Cleveland Clinic Foundation, 4.86%, 01/01/2114(a)	250	211,604
CommonSpirit Health
4.35%, 11/01/42(a)	400	334,057
3.82%, 10/01/49(a)	1,437	1,065,906
4.19%, 10/01/49	1,761	1,372,744
Security	Par (000)	Value
Health Care Providers & Services (continued)
CommonSpirit Health (continued)
3.91%, 10/01/50	$300	$ 222,930
6.46%, 11/01/52	343	366,387
5.55%, 12/01/54	805	762,491
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	225	143,905
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	1,000	713,565
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	694,829
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	664	501,103
Dignity Health, 5.27%, 11/01/64	151	134,521
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	681,671
Elevance Health, Inc.
5.20%, 02/15/35	1,135	1,111,805
5.85%, 01/15/36	200	202,693
6.38%, 06/15/37	350	371,280
4.63%, 05/15/42	975	846,321
4.65%, 01/15/43	859	746,519
5.10%, 01/15/44	745	679,313
4.65%, 08/15/44	888	763,692
4.38%, 12/01/47	1,479	1,192,439
4.55%, 03/01/48	820	673,515
3.70%, 09/15/49	800	567,690
3.13%, 05/15/50	999	637,029
3.60%, 03/15/51	1,470	1,019,510
4.55%, 05/15/52	679	549,700
6.10%, 10/15/52	810	819,143
5.13%, 02/15/53	1,500	1,326,859
5.65%, 06/15/54(a)	1,440	1,373,372
5.70%, 02/15/55	1,875	1,804,655
5.85%, 11/01/64	1,350	1,299,538
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49(a)	350	264,492
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	426	387,930
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	100	81,869
4.50%, 07/01/57	700	578,411
Series 2020, 2.68%, 09/01/41	126	87,855
Series 2020, 2.88%, 09/01/50	657	414,618
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	113	77,591
HCA, Inc.
5.13%, 06/15/39	979	896,760
4.38%, 03/15/42	500	409,809
5.50%, 06/15/47(a)	1,479	1,351,767
5.25%, 06/15/49	2,056	1,792,722
3.50%, 07/15/51	2,445	1,602,305
4.63%, 03/15/52	2,506	1,976,602
5.90%, 06/01/53	985	938,559
6.00%, 04/01/54(a)	1,940	1,866,823
5.95%, 09/15/54(a)	1,305	1,247,683
6.10%, 04/01/64(a)	800	763,666
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	627	470,055
Humana, Inc.
4.63%, 12/01/42	379	314,780
4.95%, 10/01/44	838	718,017
4.80%, 03/15/47	380	315,253
3.95%, 08/15/49	450	327,199

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Humana, Inc. (continued)
5.50%, 03/15/53	$800	$ 718,826
5.75%, 04/15/54	1,175	1,097,553
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	1,413	890,291
Inova Health System Foundation, 4.07%, 05/15/52(a)	25	19,966
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	222	159,034
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	881,664
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,119	914,383
Series 2019, 3.27%, 11/01/49	343	235,878
Series 2021, 2.81%, 06/01/41	1,530	1,083,724
Series 2021, 3.00%, 06/01/51(a)	3,055	1,978,149
Laboratory Corp. of America Holdings, 4.70%, 02/01/45(a)	1,021	878,758
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	460,107
Series 2020, 3.19%, 07/01/49	913	624,146
Series 2020, 3.34%, 07/01/60	429	279,878
Mayo Clinic
Series 2016, 4.13%, 11/15/52(a)	225	182,105
Series 2021, 3.20%, 11/15/61	1,401	896,579
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	350	294,127
MedStar Health, Inc., Series 20 A, 3.63%, 08/15/49	325	235,394
Memorial Health Services, 3.45%, 11/01/49	423	299,454
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	122,822
4.13%, 07/01/52	330	265,133
Series 2015, 4.20%, 07/01/55	100	81,070
Series 2020, 2.96%, 01/01/50(a)	1,505	982,719
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	576,076
Montefiore Obligated Group, 4.29%, 09/01/50	300	208,073
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52(a)	103	75,131
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48(a)	1,000	716,578
Series 2019, 3.74%, 07/01/49	225	147,094
Series 2020, 3.39%, 07/01/50(a)	120	71,916
MultiCare Health System, 2.80%, 08/15/50	300	174,831
MyMichigan Health, Series 2020, 3.41%, 06/01/50	350	242,405
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	21,747
New York and Presbyterian Hospital
2.26%, 08/01/40(a)	513	344,309
4.02%, 08/01/45(a)	97	79,502
2.61%, 08/01/60(a)	413	226,348
Series 2019, 3.95%, 08/01/2119	270	185,268
Northwell Healthcare, Inc.
3.98%, 11/01/46	130	100,105
4.26%, 11/01/47(a)	100	80,330
3.81%, 11/01/49	1,544	1,136,540
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	100	61,038
Novant Health, Inc.
2.64%, 11/01/36	66	50,674
3.17%, 11/01/51	1,458	960,467
3.32%, 11/01/61(a)	141	90,173
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	375	226,769
Security	Par (000)	Value
Health Care Providers & Services (continued)
NYU Langone Hospitals
4.78%, 07/01/44	$200	$ 180,703
4.37%, 07/01/47	645	550,949
Series 13-A, 5.75%, 07/01/43	600	609,564
Series 2020, 3.38%, 07/01/55	500	337,780
OhioHealth Corp., 2.83%, 11/15/41	272	192,148
Orlando Health Obligated Group
5.48%, 10/01/35	255	258,343
4.09%, 10/01/48	100	79,662
3.33%, 10/01/50(a)	125	87,649
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	250	210,036
Series 2020, 3.22%, 11/15/50	166	105,132
Piedmont Healthcare, Inc.
2.86%, 01/01/52	375	229,916
Series 2042, 2.72%, 01/01/42	106	73,964
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	97,104
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	1,999	1,164,808
Queen’s Health Systems, 4.81%, 07/01/52	60	53,578
Quest Diagnostics, Inc., 4.70%, 03/30/45	363	317,163
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	257	171,476
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	213	131,101
Sentara Health, Series 2021, 2.93%, 11/01/51	63	39,781
Stanford Health Care
3.03%, 08/15/51	579	379,913
Series 2018, 3.80%, 11/15/48(a)	500	384,256
Summa Health, 3.51%, 11/15/51	130	91,768
Sutter Health
5.55%, 08/15/53(a)	915	921,244
Series 2018, 4.09%, 08/15/48	27	21,749
Series 20A, 3.16%, 08/15/40(a)	115	87,626
Series 20A, 3.36%, 08/15/50	800	562,671
Texas Health Resources
2.33%, 11/15/50	382	216,499
4.33%, 11/15/55	125	102,942
Trinity Health Corp.
4.13%, 12/01/45	1,500	1,231,298
Series 2019, 3.43%, 12/01/48(a)	64	47,562
Series 2021, 2.63%, 12/01/40(a)	29	20,275
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	196,009
UnitedHealth Group, Inc.
4.63%, 07/15/35	708	670,457
5.80%, 03/15/36	1,000	1,033,087
6.50%, 06/15/37	500	544,103
6.63%, 11/15/37	800	881,178
6.88%, 02/15/38	926	1,044,120
3.50%, 08/15/39	1,784	1,418,229
2.75%, 05/15/40(a)	1,175	829,887
5.95%, 02/15/41	226	231,659
3.05%, 05/15/41	1,639	1,183,476
4.63%, 11/15/41	496	437,128
4.38%, 03/15/42	650	555,006
3.95%, 10/15/42	597	479,966
4.25%, 03/15/43	1,163	977,874
5.50%, 07/15/44	1,500	1,456,922
4.75%, 07/15/45	2,343	2,068,886
4.20%, 01/15/47	620	499,843
4.25%, 04/15/47	829	671,262
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
3.75%, 10/15/47	$1,113	$ 827,754
4.25%, 06/15/48	1,410	1,132,857
4.45%, 12/15/48	1,579	1,303,082
3.70%, 08/15/49	1,443	1,049,133
2.90%, 05/15/50	1,319	818,923
3.25%, 05/15/51	2,358	1,553,737
4.75%, 05/15/52	2,200	1,881,747
5.88%, 02/15/53	2,100	2,107,091
5.05%, 04/15/53	2,000	1,787,071
5.38%, 04/15/54	1,800	1,684,230
5.63%, 07/15/54	3,000	2,914,010
3.88%, 08/15/59	1,379	971,949
3.13%, 05/15/60	1,200	712,603
4.95%, 05/15/62	1,500	1,289,122
6.05%, 02/15/63	1,625	1,649,950
5.20%, 04/15/63	2,105	1,876,162
5.50%, 04/15/64	1,200	1,118,162
5.75%, 07/15/64	1,950	1,892,723
UPMC, 5.38%, 05/15/43	500	487,801
WakeMed, Series A, 3.29%, 10/01/52(a)	159	110,001
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	100	63,087
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	528	454,506
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	57	32,916
		134,919,918
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35(a)	510	478,520
10/01/35(e)	800	795,117
5.25%, 05/15/36	365	353,327
4.85%, 04/15/49	263	225,071
4.00%, 02/01/50	729	545,260
3.00%, 05/18/51(a)	830	506,366
3.55%, 03/15/52(a)	1,130	769,962
5.15%, 04/15/53	545	483,968
5.63%, 05/15/54(a)	750	714,444
Healthpeak OP LLC, 6.75%, 02/01/41	250	271,753
Ventas Realty LP
5.70%, 09/30/43	550	534,626
4.38%, 02/01/45	400	326,435
4.88%, 04/15/49	300	258,580
Welltower OP LLC
6.50%, 03/15/41	450	482,969
4.95%, 09/01/48	550	494,494
		7,240,892
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	363	294,265
Marriott International, Inc., 5.35%, 03/15/35	1,050	1,035,318
McDonald’s Corp.
4.70%, 12/09/35	821	785,363
6.30%, 10/15/37	875	945,651
6.30%, 03/01/38	829	895,228
5.70%, 02/01/39	300	307,677
4.88%, 07/15/40	325	300,545
3.70%, 02/15/42	826	648,494
3.63%, 05/01/43	275	211,053
4.60%, 05/26/45	579	502,558
4.88%, 12/09/45	1,879	1,688,333
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
4.45%, 03/01/47	$1,363	$ 1,147,880
4.45%, 09/01/48	825	689,620
3.63%, 09/01/49	1,999	1,451,024
4.20%, 04/01/50	822	651,607
5.15%, 09/09/52	800	732,353
5.45%, 08/14/53(a)	940	897,253
Starbucks Corp.
3.75%, 12/01/47	929	682,903
4.50%, 11/15/48	1,055	880,564
4.45%, 08/15/49	1,075	882,185
3.35%, 03/12/50	754	505,011
3.50%, 11/15/50(a)	1,135	792,306
		16,927,191
Household Durables — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/51(a)	450	277,278
MDC Holdings, Inc.(a)
6.00%, 01/15/43	529	522,955
3.97%, 08/06/61	500	374,812
PulteGroup, Inc., 6.00%, 02/15/35(a)	500	511,031
Whirlpool Corp.
4.50%, 06/01/46	388	297,431
4.60%, 05/15/50	446	334,741
		2,318,248
Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	470	362,071
5.00%, 06/15/52(a)	600	541,525
Kimberly-Clark Corp.
6.63%, 08/01/37(a)	600	677,377
5.30%, 03/01/41	413	408,521
3.20%, 07/30/46	711	501,449
3.90%, 05/04/47	470	366,789
2.88%, 02/07/50	660	422,242
		3,279,974
Industrial Conglomerates — 0.4%
3M Co.
5.70%, 03/15/37	600	620,085
3.88%, 06/15/44	300	236,707
3.13%, 09/19/46	563	385,882
3.63%, 10/15/47	600	443,472
4.00%, 09/14/48(a)	1,279	1,010,175
3.25%, 08/26/49	1,155	787,438
3.70%, 04/15/50(a)	638	471,669
Eaton Corp.
4.15%, 11/02/42(a)	1,113	944,226
3.92%, 09/15/47	250	195,552
4.70%, 08/23/52	900	790,731
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	531,195
3.90%, 09/01/42	1,475	1,202,418
Parker-Hannifin Corp.
6.25%, 05/15/38	295	316,186
4.45%, 11/21/44	525	450,397
4.10%, 03/01/47	613	496,034
4.00%, 06/14/49	963	753,313
		9,635,480
Insurance — 3.6%
Aflac, Inc.
4.00%, 10/15/46	515	401,458

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aflac, Inc. (continued)
4.75%, 01/15/49	$593	$ 512,522
Alleghany Corp.
4.90%, 09/15/44	250	228,520
3.25%, 08/15/51	504	337,432
Allstate Corp.
5.55%, 05/09/35	700	706,891
5.95%, 04/01/36	350	366,861
4.50%, 06/15/43	547	463,418
4.20%, 12/15/46	829	661,121
3.85%, 08/10/49(a)	559	413,684
(3-mo. SOFR + 2.38%), 6.50%, 05/15/67(b)	525	526,017
American Financial Group, Inc., 4.50%, 06/15/47	745	615,599
American International Group, Inc.
4.50%, 07/16/44	800	689,029
4.80%, 07/10/45(a)	200	177,575
4.75%, 04/01/48(a)	1,029	903,496
4.38%, 06/30/50	1,138	934,519
Aon Corp., 6.25%, 09/30/40	355	369,340
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	1,100	666,814
3.90%, 02/28/52	939	691,574
Aon Global Ltd.
4.60%, 06/14/44	588	503,456
4.75%, 05/15/45	663	571,553
Aon North America, Inc., 5.75%, 03/01/54	1,670	1,639,008
Arch Capital Finance LLC, 5.03%, 12/15/46	600	530,650
Arch Capital Group Ltd., 3.64%, 06/30/50	1,129	797,634
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	459	419,807
Arthur J Gallagher & Co.
5.15%, 02/15/35	500	486,253
3.50%, 05/20/51	963	662,044
3.05%, 03/09/52	300	185,897
5.75%, 03/02/53	644	623,590
6.75%, 02/15/54	685	752,190
5.75%, 07/15/54	505	494,665
5.55%, 02/15/55	1,655	1,581,513
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	400	273,286
Athene Holding Ltd.
3.95%, 05/25/51	494	352,496
3.45%, 05/15/52	500	321,208
6.25%, 04/01/54	1,175	1,177,219
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	700	736,062
4.40%, 05/15/42(a)	1,176	1,059,909
4.30%, 05/15/43	563	484,846
4.20%, 08/15/48	2,459	2,011,411
4.25%, 01/15/49	2,229	1,834,651
2.85%, 10/15/50	2,004	1,248,452
2.50%, 01/15/51	828	478,760
3.85%, 03/15/52	3,142	2,357,967
Berkshire Hathaway, Inc., 4.50%, 02/11/43	911	831,590
Brighthouse Financial, Inc.
4.70%, 06/22/47(a)	685	542,602
3.85%, 12/22/51	250	164,882
Brown & Brown, Inc., 4.95%, 03/17/52	670	566,000
Chubb Corp.
6.00%, 05/11/37(a)	950	1,005,957
Series 1, 6.50%, 05/15/38	726	795,931
Chubb INA Holdings LLC
6.70%, 05/15/36	300	332,330
4.15%, 03/13/43	447	372,315
Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings LLC (continued)
4.35%, 11/03/45	$1,609	$ 1,355,887
2.85%, 12/15/51	838	520,638
3.05%, 12/15/61	1,286	769,323
Corebridge Financial, Inc.
4.35%, 04/05/42	525	437,253
4.40%, 04/05/52(a)	1,455	1,165,591
Equitable Holdings, Inc., 5.00%, 04/20/48	1,342	1,198,724
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	375	323,610
3.50%, 10/15/50	1,113	746,584
3.13%, 10/15/52(a)	1,015	617,616
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54	1,190	1,214,504
6.10%, 03/15/55(d)	500	490,698
Fidelity National Financial, Inc., 3.20%, 09/17/51	522	318,040
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	500	513,350
6.10%, 10/01/41	376	383,515
4.30%, 04/15/43	200	167,962
4.40%, 03/15/48	500	413,911
3.60%, 08/19/49(a)	856	620,245
2.90%, 09/15/51	629	389,755
Jackson Financial, Inc., 4.00%, 11/23/51	500	344,671
Lincoln National Corp.
6.30%, 10/09/37	363	375,974
7.00%, 06/15/40	450	491,680
4.35%, 03/01/48	230	179,616
4.38%, 06/15/50(a)	563	438,903
Loews Corp.
6.00%, 02/01/35(a)	300	318,019
4.13%, 05/15/43	675	557,953
Manulife Financial Corp., 5.38%, 03/04/46	679	657,287
Markel Group, Inc.
5.00%, 04/05/46	525	456,959
4.30%, 11/01/47	420	326,945
5.00%, 05/20/49	600	518,006
4.15%, 09/17/50	613	460,869
3.45%, 05/07/52	575	378,575
6.00%, 05/16/54	615	608,226
Marsh & McLennan Cos., Inc.
5.00%, 03/15/35(a)	3,785	3,692,169
4.75%, 03/15/39	375	345,695
5.35%, 11/15/44	230	221,984
4.35%, 01/30/47	513	427,673
4.20%, 03/01/48	538	435,138
4.90%, 03/15/49	1,529	1,362,222
2.90%, 12/15/51(a)	518	320,196
6.25%, 11/01/52	400	425,190
5.45%, 03/15/53	460	439,041
5.70%, 09/15/53(a)	1,025	1,019,633
5.45%, 03/15/54	250	239,001
5.40%, 03/15/55	2,160	2,045,284
MetLife, Inc.
5.70%, 06/15/35	1,050	1,077,942
5.88%, 02/06/41	655	670,410
4.13%, 08/13/42	825	685,771
4.88%, 11/13/43	1,036	938,318
4.72%, 12/15/44	450	397,468
4.05%, 03/01/45	1,113	888,617
4.60%, 05/13/46	893	774,015
5.00%, 07/15/52(a)	1,185	1,066,705
5.25%, 01/15/54(a)	1,550	1,444,572
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Nationwide Financial Services, Inc., 6.75%, 05/15/87	$340	$ 344,967
Old Republic International Corp., 3.85%, 06/11/51	750	526,641
Principal Financial Group, Inc.
6.05%, 10/15/36	700	731,624
4.63%, 09/15/42	250	219,763
4.35%, 05/15/43	300	253,894
4.30%, 11/15/46	288	238,503
5.50%, 03/15/53	325	308,911
Progressive Corp.
4.35%, 04/25/44	376	318,258
3.70%, 01/26/45	130	99,214
4.13%, 04/15/47	1,163	936,627
4.20%, 03/15/48	813	659,715
3.95%, 03/26/50	563	432,634
3.70%, 03/15/52(a)	655	479,520
Prudential Financial, Inc.
5.70%, 12/14/36(a)	900	924,252
6.63%, 12/01/37	375	412,102
3.00%, 03/10/40	579	424,674
6.63%, 06/21/40	200	219,520
4.60%, 05/15/44	763	661,487
3.91%, 12/07/47	1,013	773,518
4.42%, 03/27/48	450	368,302
3.94%, 12/07/49	1,077	810,751
4.35%, 02/25/50	1,054	855,505
3.70%, 03/13/51(a)	1,711	1,235,358
Selective Insurance Group, Inc., 5.38%, 03/01/49(a)	300	270,725
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	368,187
Travelers Cos., Inc.
6.75%, 06/20/36	163	181,121
6.25%, 06/15/37	963	1,033,702
5.35%, 11/01/40	750	734,082
4.60%, 08/01/43	702	618,002
4.30%, 08/25/45	363	301,668
3.75%, 05/15/46(a)	550	420,486
4.00%, 05/30/47	763	603,858
4.05%, 03/07/48	500	394,778
4.10%, 03/04/49	488	387,310
2.55%, 04/27/50	575	337,848
3.05%, 06/08/51	1,329	858,685
5.45%, 05/25/53(a)	900	870,364
Unum Group
5.75%, 08/15/42	463	452,527
4.50%, 12/15/49	513	407,805
4.13%, 06/15/51	475	353,547
6.00%, 06/15/54(a)	530	523,037
W R Berkley Corp.
4.75%, 08/01/44	350	306,623
4.00%, 05/12/50	513	386,877
3.55%, 03/30/52	463	318,717
3.15%, 09/30/61	400	235,072
Willis North America, Inc.
5.05%, 09/15/48(a)	400	352,832
3.88%, 09/15/49	980	713,096
5.90%, 03/05/54	950	933,207
XL Group Ltd., 5.25%, 12/15/43	300	279,523
		97,419,356
Interactive Media & Services — 0.7%
Meta Platforms, Inc.
4.45%, 08/15/52	3,274	2,751,730
5.60%, 05/15/53(a)	2,645	2,636,713
Security	Par (000)	Value
Interactive Media & Services (continued)
Meta Platforms, Inc. (continued)
5.40%, 08/15/54	$3,915	$ 3,788,757
4.65%, 08/15/62	2,050	1,731,757
5.75%, 05/15/63	1,740	1,747,918
5.55%, 08/15/64	3,775	3,663,923
Netflix, Inc., 5.40%, 08/15/54	1,400	1,367,590
		17,688,388
Internet Software & Services — 1.3%
Alibaba Group Holding Ltd.
5.25%, 05/26/35(d)	650	636,334
4.00%, 12/06/37	1,078	920,910
2.70%, 02/09/41	950	646,432
4.20%, 12/06/47(a)	1,751	1,390,507
3.15%, 02/09/51(a)	1,566	1,007,203
5.63%, 11/26/54(d)	600	581,054
4.40%, 12/06/57	978	771,176
3.25%, 02/09/61(a)	1,550	946,634
Alphabet, Inc.
1.90%, 08/15/40	1,491	974,934
2.05%, 08/15/50	3,260	1,812,971
2.25%, 08/15/60(a)	1,951	1,056,427
Amazon.com, Inc.
3.88%, 08/22/37	2,529	2,233,684
2.88%, 05/12/41	2,185	1,603,341
4.95%, 12/05/44(a)	1,938	1,852,722
4.05%, 08/22/47	3,948	3,236,459
2.50%, 06/03/50	3,029	1,802,107
3.10%, 05/12/51	3,759	2,521,250
3.95%, 04/13/52(a)	2,951	2,323,654
4.25%, 08/22/57	2,434	1,984,641
2.70%, 06/03/60	3,029	1,748,922
3.25%, 05/12/61	2,179	1,415,750
4.10%, 04/13/62(a)	1,354	1,059,628
eBay, Inc.
4.00%, 07/15/42	800	642,086
3.65%, 05/10/51	1,013	720,264
JD.com, Inc., 4.13%, 01/14/50	450	353,209
Uber Technologies, Inc., 5.35%, 09/15/54	1,010	935,854
		35,178,153
IT Services — 0.6%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	1,166	845,754
4.50%, 08/15/46	300	245,098
Fiserv, Inc., 4.40%, 07/01/49	2,027	1,644,974
IBM International Capital Pte. Ltd.(a)
5.25%, 02/05/44	950	901,103
5.30%, 02/05/54	1,350	1,243,816
International Business Machines Corp.
4.15%, 05/15/39	2,270	1,954,073
5.60%, 11/30/39	850	847,435
2.85%, 05/15/40	655	469,271
4.00%, 06/20/42	1,152	940,447
4.70%, 02/19/46	691	602,438
4.25%, 05/15/49(a)	3,095	2,485,801
2.95%, 05/15/50(a)	764	479,478
3.43%, 02/09/52(a)	1,350	922,742
4.90%, 07/27/52(a)	800	709,141
5.10%, 02/06/53	750	684,118

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
7.13%, 12/01/96(a)	$150	$ 180,869
Kyndryl Holdings, Inc., 4.10%, 10/15/41	529	416,174
		15,572,732
Leisure Products — 0.1%
Brunswick Corp., 5.10%, 04/01/52	329	257,402
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	246	199,471
Hasbro, Inc.
6.35%, 03/15/40	463	467,207
5.10%, 05/15/44	255	220,724
Mattel, Inc., 5.45%, 11/01/41	250	226,946
		1,371,750
Machinery — 0.5%
Caterpillar, Inc.
5.30%, 09/15/35(a)	250	256,365
6.05%, 08/15/36	690	744,421
5.20%, 05/27/41	794	777,385
3.80%, 08/15/42	1,953	1,589,275
4.30%, 05/15/44	375	323,090
3.25%, 09/19/49	1,029	715,908
3.25%, 04/09/50	1,304	905,919
4.75%, 05/15/64	625	537,395
Deere & Co.
3.90%, 06/09/42(a)	1,179	983,281
2.88%, 09/07/49(a)	717	467,111
3.75%, 04/15/50(a)	975	748,096
5.70%, 01/19/55	130	133,577
Dover Corp.
5.38%, 10/15/35	300	301,458
5.38%, 03/01/41	400	386,360
Ingersoll Rand, Inc., 5.70%, 06/15/54	740	724,976
Otis Worldwide Corp.
3.11%, 02/15/40	654	490,265
3.36%, 02/15/50	1,076	735,193
Rockwell Automation, Inc.
4.20%, 03/01/49	504	414,020
2.80%, 08/15/61	560	319,249
Snap-on, Inc.
4.10%, 03/01/48	350	280,832
3.10%, 05/01/50	704	467,394
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	330,746
4.85%, 11/15/48	463	393,244
2.75%, 11/15/50	775	443,121
Xylem, Inc./New York, 4.38%, 11/01/46	413	336,009
		13,804,690
Media — 3.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35	1,763	1,764,658
5.38%, 04/01/38	929	830,625
3.50%, 06/01/41	1,779	1,229,892
3.50%, 03/01/42	1,463	995,530
6.48%, 10/23/45	3,801	3,608,659
5.38%, 05/01/47	2,543	2,084,532
5.75%, 04/01/48	2,734	2,352,633
5.13%, 07/01/49	1,229	970,002
4.80%, 03/01/50	3,076	2,308,008
3.70%, 04/01/51	2,271	1,425,988
3.90%, 06/01/52(a)	2,825	1,813,910
5.25%, 04/01/53(a)	1,902	1,529,522
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
6.83%, 10/23/55	$463	$ 455,124
3.85%, 04/01/61(a)	2,267	1,364,974
4.40%, 12/01/61	1,429	951,705
3.95%, 06/30/62(a)	1,543	941,462
5.50%, 04/01/63	1,100	877,358
Comcast Corp.
5.65%, 06/15/35	950	965,379
4.40%, 08/15/35	338	310,555
6.50%, 11/15/35	200	216,936
3.20%, 07/15/36	1,213	976,259
6.45%, 03/15/37	350	375,245
3.90%, 03/01/38	1,363	1,145,469
4.60%, 10/15/38	1,070	962,904
6.55%, 07/01/39	200	215,072
3.25%, 11/01/39	1,579	1,198,551
3.75%, 04/01/40(a)	1,729	1,386,959
4.65%, 07/15/42	475	413,301
4.75%, 03/01/44	308	269,095
4.60%, 08/15/45	1,036	880,890
3.40%, 07/15/46	1,413	990,278
4.00%, 08/15/47	1,163	884,244
3.97%, 11/01/47	2,393	1,809,294
4.00%, 03/01/48	1,263	960,763
4.70%, 10/15/48	2,036	1,733,178
4.00%, 11/01/49	2,339	1,760,077
3.45%, 02/01/50	2,000	1,363,532
2.80%, 01/15/51	1,900	1,126,473
2.89%, 11/01/51	5,559	3,340,894
2.45%, 08/15/52	2,384	1,290,965
4.05%, 11/01/52	2,197	1,645,404
5.35%, 05/15/53	1,590	1,452,661
5.65%, 06/01/54	1,440	1,383,876
2.94%, 11/01/56	7,001	4,033,836
4.95%, 10/15/58	1,129	962,617
2.65%, 08/15/62	1,300	672,342
2.99%, 11/01/63	4,829	2,697,029
5.50%, 05/15/64	1,465	1,341,206
Discovery Communications LLC
5.00%, 09/20/37	338	282,969
6.35%, 06/01/40	750	693,912
5.20%, 09/20/47(a)	599	473,919
4.65%, 05/15/50	300	210,911
4.00%, 09/15/55	200	126,116
Fox Corp.
5.48%, 01/25/39	1,129	1,074,846
5.58%, 01/25/49	1,429	1,327,403
Grupo Televisa SAB(a)
6.63%, 01/15/40	663	597,572
5.00%, 05/13/45	850	609,895
6.13%, 01/31/46	902	748,291
5.25%, 05/24/49	601	436,407
NBCUniversal Media LLC
6.40%, 04/30/40	300	317,034
5.95%, 04/01/41	516	519,323
4.45%, 01/15/43	680	577,609
Paramount Global
6.88%, 04/30/36	563	576,494
5.90%, 10/15/40	200	175,836
4.85%, 07/01/42	443	354,333
4.38%, 03/15/43	686	508,049
5.85%, 09/01/43	461	404,862
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Paramount Global (continued)
5.25%, 04/01/44	$163	$ 130,560
4.90%, 08/15/44(a)	279	215,136
4.60%, 01/15/45	600	448,242
4.95%, 05/19/50	929	712,037
Thomson Reuters Corp.
5.50%, 08/15/35	350	351,113
5.85%, 04/15/40	500	506,707
5.65%, 11/23/43	279	270,487
Time Warner Cable LLC
6.55%, 05/01/37	1,463	1,433,556
7.30%, 07/01/38	1,425	1,479,618
6.75%, 06/15/39	1,626	1,616,873
5.88%, 11/15/40	1,188	1,076,536
5.50%, 09/01/41	1,275	1,101,620
4.50%, 09/15/42	1,663	1,267,138
TWDC Enterprises 18 Corp.
4.38%, 08/16/41(a)	625	542,086
3.70%, 12/01/42	500	391,812
4.13%, 06/01/44	1,088	893,757
3.00%, 07/30/46	600	403,261
Series E, 4.13%, 12/01/41	538	450,121
Walt Disney Co.
6.40%, 12/15/35	903	989,723
6.15%, 03/01/37	300	318,549
6.65%, 11/15/37	1,186	1,324,003
4.63%, 03/23/40(a)	854	787,794
3.50%, 05/13/40	1,875	1,502,876
6.15%, 02/15/41	650	688,441
5.40%, 10/01/43	650	638,368
4.75%, 09/15/44	513	459,361
4.95%, 10/15/45(a)	550	504,272
7.75%, 12/01/45	250	316,393
4.75%, 11/15/46(a)	373	331,200
2.75%, 09/01/49	2,679	1,670,300
4.70%, 03/23/50(a)	1,352	1,193,700
3.60%, 01/13/51	3,624	2,650,000
3.80%, 05/13/60	1,789	1,291,387
		102,242,674
Metals & Mining — 1.2%
ArcelorMittal SA
7.00%, 10/15/39	696	744,415
6.75%, 03/01/41	425	442,873
6.35%, 06/17/54(a)	475	471,238
Barrick Gold Corp.
6.45%, 10/15/35	250	266,896
5.25%, 04/01/42	500	472,627
Barrick North America Finance LLC
5.70%, 05/30/41	1,013	994,357
5.75%, 05/01/43	963	952,422
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	913	924,034
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,113	934,634
5.00%, 09/30/43	2,584	2,405,962
5.50%, 09/08/53(a)	1,085	1,058,191
Freeport-McMoRan, Inc., 5.45%, 03/15/43	1,844	1,713,068
Newmont Corp.
5.88%, 04/01/35	613	631,467
6.25%, 10/01/39	900	945,163
4.88%, 03/15/42	1,127	1,024,156
Security	Par (000)	Value
Metals & Mining (continued)
Newmont Corp. (continued)
5.45%, 06/09/44	$380	$ 365,115
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/41	600	595,848
4.20%, 05/13/50(a)	625	501,609
Nucor Corp.
6.40%, 12/01/37(a)	550	591,399
5.20%, 08/01/43	350	332,815
4.40%, 05/01/48(a)	350	288,514
3.85%, 04/01/52	650	480,335
2.98%, 12/15/55(a)	538	320,715
Precision Castparts Corp.
3.90%, 01/15/43	400	322,358
4.38%, 06/15/45	413	351,376
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	250	255,983
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,188	1,145,548
2.75%, 11/02/51	1,389	836,369
Rio Tinto Finance USA PLC
4.75%, 03/22/42	663	602,636
4.13%, 08/21/42	788	654,992
5.13%, 03/09/53	1,280	1,175,438
Southern Copper Corp.
7.50%, 07/27/35(a)	1,090	1,234,331
6.75%, 04/16/40	1,119	1,193,453
5.25%, 11/08/42	1,300	1,179,486
5.88%, 04/23/45	1,538	1,490,333
Steel Dynamics, Inc., 3.25%, 10/15/50(a)	521	339,282
Vale Overseas Ltd.
6.88%, 11/21/36(a)	929	990,967
6.88%, 11/10/39	471	500,606
6.40%, 06/28/54	650	642,323
Vale SA, 5.63%, 09/11/42(a)	579	558,619
Valmont Industries, Inc., 5.00%, 10/01/44	729	661,559
		31,593,512
Office REITs — 0.0%
Kilroy Realty LP, 6.25%, 01/15/36	300	295,660
Oil, Gas & Consumable Fuels — 8.2%
APA Corp.(d)
5.35%, 07/01/49(a)	375	310,032
6.75%, 02/15/55	400	396,878
Apache Corp.
6.00%, 01/15/37(a)	400	391,986
5.25%, 02/01/42	300	260,887
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,530	1,109,127
3.00%, 02/24/50	2,229	1,414,939
2.77%, 11/10/50	1,984	1,194,682
2.94%, 06/04/51	2,542	1,577,228
3.00%, 03/17/52(a)	1,363	853,783
3.38%, 02/08/61	2,277	1,443,251
Burlington Resources LLC, 5.95%, 10/15/36	250	259,955
Canadian Natural Resources Ltd.
5.85%, 02/01/35	300	298,701
6.50%, 02/15/37	400	414,730
6.25%, 03/15/38	1,250	1,278,735
6.75%, 02/01/39	550	580,553
4.95%, 06/01/47	843	717,184
Cenovus Energy, Inc.
5.25%, 06/15/37	390	365,794
6.75%, 11/15/39	628	678,964

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc. (continued)
5.40%, 06/15/47	$777	$ 692,780
3.75%, 02/15/52(a)	609	417,201
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39(a)	763	607,529
Chevron Corp., 3.08%, 05/11/50	1,600	1,059,110
Chevron USA, Inc.
6.00%, 03/01/41	350	373,531
5.25%, 11/15/43	500	488,627
2.34%, 08/12/50	888	502,088
CNOOC Finance 2013 Ltd.
Series 2013, 4.25%, 05/09/43	250	221,993
Series 2013, 3.30%, 09/30/49	600	441,963
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	200	174,837
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	107,553
6.40%, 05/15/37	550	624,395
7.50%, 07/30/39	600	758,781
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	625	600,900
ConocoPhillips
5.90%, 05/15/38	275	282,444
6.50%, 02/01/39	1,650	1,789,630
4.88%, 10/01/47	500	440,773
ConocoPhillips Co.
3.76%, 03/15/42	830	652,372
4.30%, 11/15/44	1,229	1,020,018
5.95%, 03/15/46	400	406,889
3.80%, 03/15/52	1,788	1,301,105
5.30%, 05/15/53	1,080	994,385
5.55%, 03/15/54(a)	940	897,492
5.50%, 01/15/55	1,415	1,339,822
4.03%, 03/15/62	1,955	1,412,471
5.70%, 09/15/63	800	763,591
5.65%, 01/15/65	790	744,227
Continental Resources, Inc., 4.90%, 06/01/44	763	617,489
Coterra Energy, Inc.
5.40%, 02/15/35	250	243,271
5.90%, 02/15/55	760	717,760
DCP Midstream Operating LP, 5.60%, 04/01/44	450	420,227
Devon Energy Corp.
5.60%, 07/15/41	813	747,380
4.75%, 05/15/42	1,119	929,564
5.00%, 06/15/45	1,163	974,208
5.75%, 09/15/54	1,220	1,102,891
Diamondback Energy, Inc.
4.40%, 03/24/51(a)	1,013	785,117
4.25%, 03/15/52	825	620,456
6.25%, 03/15/53	800	800,672
5.75%, 04/18/54	1,660	1,561,988
5.90%, 04/18/64	1,350	1,270,831
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54(a)	1,175	1,115,531
6.20%, 01/15/55	130	133,498
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43	300	263,047
4.60%, 12/15/44(a)	600	502,803
Enbridge Energy Partners LP
5.50%, 09/15/40	625	596,338
7.38%, 10/15/45	735	833,734
Series B, 7.50%, 04/15/38	350	397,766
Enbridge, Inc.
4.50%, 06/10/44	613	503,033
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (continued)
5.50%, 12/01/46(a)	$750	$ 713,391
4.00%, 11/15/49	454	341,105
3.40%, 08/01/51	1,239	824,844
6.70%, 11/15/53	1,435	1,547,990
5.95%, 04/05/54(a)	935	921,574
Energy Transfer LP
4.90%, 03/15/35	463	435,406
6.63%, 10/15/36	370	393,220
7.50%, 07/01/38	500	567,194
6.05%, 06/01/41	700	693,419
6.50%, 02/01/42	963	994,598
6.10%, 02/15/42	250	247,276
4.95%, 01/15/43	438	378,948
5.15%, 02/01/43	413	366,267
5.95%, 10/01/43	397	384,352
5.30%, 04/01/44	1,226	1,098,568
5.00%, 05/15/44	413	356,848
5.15%, 03/15/45	1,279	1,123,952
5.35%, 05/15/45	913	820,958
6.13%, 12/15/45	1,036	1,020,687
5.30%, 04/15/47	1,020	900,516
5.40%, 10/01/47	1,679	1,503,728
6.00%, 06/15/48	1,000	967,457
6.25%, 04/15/49	1,929	1,926,980
5.00%, 05/15/50	2,300	1,946,269
5.95%, 05/15/54	1,975	1,901,529
6.05%, 09/01/54	1,475	1,436,276
Series 20Y, 5.80%, 06/15/38	500	494,861
EnLink Midstream Partners LP
5.60%, 04/01/44	300	276,924
5.05%, 04/01/45(a)	400	343,500
5.45%, 06/01/47	650	586,343
Enterprise Products Operating LLC
4.95%, 02/15/35	1,350	1,311,099
7.55%, 04/15/38	400	468,428
6.13%, 10/15/39	600	627,385
6.45%, 09/01/40	600	646,998
5.95%, 02/01/41	697	716,112
4.85%, 08/15/42	850	766,811
4.45%, 02/15/43	1,308	1,115,735
4.85%, 03/15/44	1,829	1,639,225
5.10%, 02/15/45	1,186	1,090,314
4.90%, 05/15/46	1,161	1,033,937
4.25%, 02/15/48	1,279	1,023,887
4.80%, 02/01/49	1,329	1,153,242
4.20%, 01/31/50	1,878	1,477,392
3.70%, 01/31/51	1,025	736,866
3.20%, 02/15/52(a)	1,204	778,421
3.30%, 02/15/53	1,231	806,658
4.95%, 10/15/54	550	479,932
5.55%, 02/16/55	1,525	1,466,476
3.95%, 01/31/60(a)	1,100	787,035
EOG Resources, Inc.
3.90%, 04/01/35	750	664,793
4.95%, 04/15/50	913	807,422
5.65%, 12/01/54	1,055	1,025,077
Equinor ASA
3.63%, 04/06/40	829	673,538
5.10%, 08/17/40	911	879,561
4.25%, 11/23/41	500	430,999
3.95%, 05/15/43	1,250	1,030,462
4.80%, 11/08/43	450	414,105
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Equinor ASA (continued)
3.25%, 11/18/49	$945	$ 644,502
3.70%, 04/06/50	1,604	1,186,135
Exxon Mobil Corp.
3.00%, 08/16/39	713	539,908
4.23%, 03/19/40	2,144	1,874,368
3.57%, 03/06/45(a)	1,025	773,123
4.11%, 03/01/46	2,804	2,276,004
3.10%, 08/16/49	1,918	1,273,624
4.33%, 03/19/50	2,918	2,402,877
3.45%, 04/15/51	3,265	2,287,537
Hess Corp.
6.00%, 01/15/40	675	701,777
5.60%, 02/15/41	1,329	1,304,306
5.80%, 04/01/47(a)	854	854,208
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	679	683,568
6.50%, 02/01/37	576	603,816
6.95%, 01/15/38	1,286	1,395,073
6.50%, 09/01/39	600	627,642
6.55%, 09/15/40	550	572,469
7.50%, 11/15/40	300	338,626
6.38%, 03/01/41	413	422,378
5.63%, 09/01/41	400	377,451
5.00%, 08/15/42	650	568,594
4.70%, 11/01/42	400	338,421
5.00%, 03/01/43	763	668,832
5.50%, 03/01/44	745	690,874
5.40%, 09/01/44	663	605,238
Kinder Morgan, Inc.
5.55%, 06/01/45	1,986	1,850,842
5.05%, 02/15/46	770	669,792
5.20%, 03/01/48	886	782,993
3.25%, 08/01/50	500	315,942
3.60%, 02/15/51(a)	1,829	1,236,798
5.45%, 08/01/52	825	749,383
5.95%, 08/01/54	820	799,095
Marathon Petroleum Corp.
6.50%, 03/01/41	1,425	1,482,697
4.75%, 09/15/44	763	634,769
4.50%, 04/01/48	459	358,996
5.00%, 09/15/54	450	367,742
MPLX LP
4.50%, 04/15/38	1,925	1,679,109
5.20%, 03/01/47	1,029	914,514
5.20%, 12/01/47	813	718,387
4.70%, 04/15/48	1,686	1,382,248
5.50%, 02/15/49	1,504	1,377,895
4.95%, 03/14/52	1,621	1,357,742
5.65%, 03/01/53	540	501,737
4.90%, 04/15/58	600	484,305
Occidental Petroleum Corp.
6.45%, 09/15/36(a)	1,700	1,743,734
7.95%, 06/15/39	275	308,332
6.20%, 03/15/40	700	690,217
6.60%, 03/15/46	1,000	1,006,803
4.40%, 04/15/46	575	432,230
4.20%, 03/15/48(a)	450	322,117
6.05%, 10/01/54	990	929,064
ONEOK Partners LP
6.65%, 10/01/36	500	529,715
6.85%, 10/15/37	500	538,093
6.13%, 02/01/41	575	572,996
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP (continued)
6.20%, 09/15/43	$500	$ 497,120
ONEOK, Inc.
6.00%, 06/15/35(a)	300	306,945
5.15%, 10/15/43	600	533,067
4.25%, 09/15/46	563	430,671
4.95%, 07/13/47	504	425,104
4.20%, 10/03/47	660	494,604
5.20%, 07/15/48	1,063	934,613
4.85%, 02/01/49	550	450,515
4.45%, 09/01/49	625	484,608
3.95%, 03/01/50	811	581,062
4.50%, 03/15/50	413	323,952
7.15%, 01/15/51	250	270,175
6.63%, 09/01/53	1,950	2,039,057
5.70%, 11/01/54	1,900	1,770,929
5.85%, 11/01/64	975	913,926
Ovintiv, Inc.
6.63%, 08/15/37	575	593,901
6.50%, 02/01/38	443	450,845
7.10%, 07/15/53	450	482,514
Phillips 66
5.88%, 05/01/42	1,726	1,718,797
4.88%, 11/15/44	1,636	1,419,999
3.30%, 03/15/52(a)	1,467	938,692
Phillips 66 Co.
4.95%, 03/15/35(a)	900	853,907
4.68%, 02/15/45	400	335,811
4.90%, 10/01/46	713	613,387
5.65%, 06/15/54(a)	450	423,885
5.50%, 03/15/55(a)	675	619,034
Plains All American Pipeline LP, 5.95%, 06/15/35	825	834,713
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37(a)	800	843,902
5.15%, 06/01/42	650	577,575
4.30%, 01/31/43	300	237,969
4.70%, 06/15/44	720	598,843
4.90%, 02/15/45	679	577,486
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	650	660,288
Shell Finance U.S., Inc.
4.13%, 05/11/35	1,440	1,317,431
4.55%, 08/12/43	1,259	1,095,235
4.38%, 05/11/45	2,923	2,456,790
4.00%, 05/10/46	2,036	1,604,535
3.75%, 09/12/46	995	751,426
3.25%, 04/06/50(a)	1,939	1,305,391
Shell International Finance BV
6.38%, 12/15/38(a)	2,676	2,919,054
5.50%, 03/25/40	1,025	1,025,404
2.88%, 11/26/41	563	396,375
3.63%, 08/21/42	600	465,080
4.38%, 05/11/45	500	415,406
3.13%, 11/07/49	1,378	905,706
3.25%, 04/06/50	1,000	670,891
3.00%, 11/26/51	1,000	632,540
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(d)	550	523,869
Spectra Energy Partners LP
5.95%, 09/25/43	350	343,566
4.50%, 03/15/45	660	539,776
Suncor Energy, Inc.
6.80%, 05/15/38	483	514,944
6.50%, 06/15/38(a)	650	686,221

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. (continued)
6.85%, 06/01/39	$613	$ 660,143
4.00%, 11/15/47	829	613,420
3.75%, 03/04/51(a)	721	502,537
Targa Resources Corp.
5.50%, 02/15/35	975	962,022
4.95%, 04/15/52	852	717,619
6.25%, 07/01/52	550	549,612
6.50%, 02/15/53	850	886,511
TotalEnergies Capital International SA
2.99%, 06/29/41	700	503,084
3.46%, 07/12/49	1,213	850,273
3.13%, 05/29/50	2,404	1,572,571
3.39%, 06/29/60	829	536,238
TotalEnergies Capital SA
5.49%, 04/05/54	1,825	1,740,721
5.28%, 09/10/54(a)	950	879,494
5.64%, 04/05/64	1,325	1,258,229
5.43%, 09/10/64	1,250	1,158,962
TransCanada PipeLines Ltd.
5.85%, 03/15/36(a)	600	605,700
6.20%, 10/15/37	880	906,628
7.25%, 08/15/38	513	574,374
7.63%, 01/15/39	1,363	1,574,045
6.10%, 06/01/40	800	809,809
4.88%, 05/15/48(a)	500	438,699
5.10%, 03/15/49	885	801,514
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	400	377,825
4.45%, 08/01/42	438	368,163
4.60%, 03/15/48	780	649,491
3.95%, 05/15/50	513	378,847
Valero Energy Corp.
6.63%, 06/15/37	1,750	1,853,712
4.90%, 03/15/45(a)	413	363,267
3.65%, 12/01/51	975	660,972
4.00%, 06/01/52(a)	519	373,563
Western Midstream Operating LP
5.45%, 04/01/44	630	559,847
5.30%, 03/01/48	875	745,665
5.50%, 08/15/48	200	173,971
5.25%, 02/01/50	1,100	946,307
Williams Cos., Inc.
6.30%, 04/15/40	1,313	1,362,429
5.80%, 11/15/43	350	342,172
5.40%, 03/04/44	429	402,827
5.75%, 06/24/44	779	755,188
4.90%, 01/15/45	463	403,570
5.10%, 09/15/45	945	846,561
4.85%, 03/01/48	913	779,240
3.50%, 10/15/51	800	542,806
5.30%, 08/15/52	720	655,120
5.80%, 11/15/54(a)	900	874,603
6.00%, 03/15/55	695	694,119
Woodside Finance Ltd., 5.70%, 09/12/54	900	837,603
		222,975,657
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	266,747
International Paper Co.
5.00%, 09/15/35	500	483,205
6.00%, 11/15/41	600	610,083
Security	Par (000)	Value
Paper & Forest Products (continued)
International Paper Co. (continued)
4.80%, 06/15/44	$1,016	$ 891,389
5.15%, 05/15/46	650	587,138
4.40%, 08/15/47	713	579,395
4.35%, 08/15/48	925	745,178
		4,163,135
Passenger Airlines — 0.1%
United Airlines 2024-1 Class AA Pass Through Trust, Series AA, 5.45%, 08/15/38(a)	700	695,655
United Airlines Pass-Through Trust
Series 2023-1, Class A, 5.80%, 07/15/37	1,528	1,540,786
Series 2024-A, 5.88%, 08/15/38	350	350,893
		2,587,334
Personal Care Products — 0.4%
Colgate-Palmolive Co.
4.00%, 08/15/45	550	457,910
3.70%, 08/01/47	720	556,861
Estee Lauder Cos., Inc.
6.00%, 05/15/37	300	308,858
4.38%, 06/15/45	500	410,838
4.15%, 03/15/47	613	482,086
3.13%, 12/01/49	791	510,122
5.15%, 05/15/53(a)	580	539,347
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	1,500	1,146,591
Kenvue, Inc.
5.10%, 03/22/43	630	602,805
5.05%, 03/22/53(a)	1,400	1,296,621
5.20%, 03/22/63	900	826,611
Procter & Gamble Co.
5.55%, 03/05/37	1,350	1,413,533
3.55%, 03/25/40	463	384,881
3.50%, 10/25/47	450	343,959
3.60%, 03/25/50	1,179	891,558
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	1,004	605,180
		10,777,761
Pharmaceuticals — 6.6%
AbbVie, Inc.
4.55%, 03/15/35	1,945	1,840,831
4.50%, 05/14/35	2,601	2,446,027
4.30%, 05/14/36	1,130	1,032,803
4.05%, 11/21/39	4,087	3,507,560
4.63%, 10/01/42	275	245,130
4.40%, 11/06/42	3,110	2,705,477
5.35%, 03/15/44	675	659,329
4.85%, 06/15/44	1,036	943,187
4.75%, 03/15/45	752	673,840
4.70%, 05/14/45(a)	3,198	2,843,844
4.45%, 05/14/46	2,261	1,933,280
4.88%, 11/14/48	2,754	2,477,423
4.25%, 11/21/49	7,081	5,793,006
5.40%, 03/15/54	3,190	3,080,686
5.50%, 03/15/64	1,890	1,817,631
AstraZeneca PLC
6.45%, 09/15/37	2,850	3,132,678
4.00%, 09/18/42	1,100	914,702
4.38%, 11/16/45	962	826,573
4.38%, 08/17/48	845	717,887
2.13%, 08/06/50	998	541,500
3.00%, 05/28/51(a)	850	557,072
Becton Dickinson & Co.
4.69%, 12/15/44	944	820,611
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co. (continued)
4.67%, 06/06/47(a)	$1,838	$ 1,585,788
3.79%, 05/20/50	897	663,848
Bristol-Myers Squibb Co.
4.13%, 06/15/39	2,213	1,913,337
2.35%, 11/13/40	825	550,502
3.55%, 03/15/42	1,440	1,117,105
3.25%, 08/01/42	500	367,644
5.50%, 02/22/44	240	236,922
4.50%, 03/01/44	250	216,858
4.63%, 05/15/44	650	573,657
5.00%, 08/15/45	775	714,881
4.35%, 11/15/47	1,360	1,125,836
4.55%, 02/20/48	1,142	970,956
4.25%, 10/26/49	3,976	3,226,358
2.55%, 11/13/50	1,739	1,006,110
3.70%, 03/15/52	2,693	1,960,979
6.25%, 11/15/53	1,180	1,251,575
5.55%, 02/22/54	3,015	2,929,587
3.90%, 03/15/62	1,064	757,110
6.40%, 11/15/63	1,280	1,374,016
5.65%, 02/22/64	1,825	1,759,227
Cardinal Health, Inc.
4.60%, 03/15/43	300	254,799
4.50%, 11/15/44	500	414,081
4.90%, 09/15/45	370	322,592
4.37%, 06/15/47	513	413,776
5.75%, 11/15/54	700	680,158
Cencora, Inc.
5.15%, 02/15/35	250	244,152
4.25%, 03/01/45	663	539,565
4.30%, 12/15/47	638	516,403
CVS Health Corp.
4.88%, 07/20/35	629	576,427
4.78%, 03/25/38	5,573	4,894,934
6.13%, 09/15/39	200	197,638
4.13%, 04/01/40	1,110	881,053
5.30%, 12/05/43	700	618,452
6.00%, 06/01/44	875	838,556
5.13%, 07/20/45	3,806	3,255,371
5.05%, 03/25/48	8,692	7,277,291
4.25%, 04/01/50	721	530,884
5.63%, 02/21/53	1,275	1,147,111
5.88%, 06/01/53	1,340	1,247,536
6.05%, 06/01/54	975	929,616
6.00%, 06/01/63	1,065	986,158
Eli Lilly & Co.
5.55%, 03/15/37	400	412,867
3.70%, 03/01/45	529	416,896
3.95%, 05/15/47	550	441,338
3.95%, 03/15/49	900	704,331
2.25%, 05/15/50	1,775	996,821
4.88%, 02/27/53	1,310	1,177,412
5.00%, 02/09/54	1,660	1,519,974
5.05%, 08/14/54	1,250	1,152,528
4.15%, 03/15/59	625	488,107
2.50%, 09/15/60	796	424,840
4.95%, 02/27/63	1,365	1,219,091
5.10%, 02/09/64	1,675	1,523,656
5.20%, 08/14/64	830	770,675
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	3,226	3,514,788
4.20%, 03/18/43(a)	496	421,643
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson
3.55%, 03/01/36	$994	$ 870,048
3.63%, 03/03/37	1,513	1,313,331
5.95%, 08/15/37	825	888,656
3.40%, 01/15/38(a)	1,025	855,076
5.85%, 07/15/38	700	746,654
2.10%, 09/01/40	876	584,789
4.50%, 09/01/40	791	736,818
4.85%, 05/15/41	550	527,694
4.50%, 12/05/43(a)	620	563,223
3.70%, 03/01/46	1,913	1,507,630
3.75%, 03/03/47	1,650	1,296,634
3.50%, 01/15/48	736	551,878
2.25%, 09/01/50	1,425	810,923
5.25%, 06/01/54	1,020	995,004
2.45%, 09/01/60	1,393	756,024
Mead Johnson Nutrition Co.
5.90%, 11/01/39(a)	535	551,326
4.60%, 06/01/44	463	403,813
Merck & Co., Inc.
6.55%, 09/15/37	350	389,920
3.90%, 03/07/39	1,163	991,068
2.35%, 06/24/40	1,059	721,098
3.60%, 09/15/42	550	429,732
4.15%, 05/18/43	1,495	1,252,227
4.90%, 05/17/44	800	740,727
3.70%, 02/10/45	2,151	1,670,586
4.00%, 03/07/49	1,604	1,264,837
2.45%, 06/24/50	1,479	854,729
2.75%, 12/10/51	2,221	1,346,904
5.00%, 05/17/53	1,570	1,433,759
2.90%, 12/10/61	1,604	922,827
5.15%, 05/17/63	1,115	1,021,497
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	314,449
Mylan, Inc.
5.40%, 11/29/43	538	474,432
5.20%, 04/15/48	754	623,355
Novartis Capital Corp.
3.70%, 09/21/42(a)	550	444,700
4.40%, 05/06/44	2,036	1,793,785
4.00%, 11/20/45	1,420	1,169,559
2.75%, 08/14/50(a)	1,385	881,441
4.70%, 09/18/54	820	725,948
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	2,000	1,886,327
5.30%, 05/19/53	8,455	7,930,961
5.34%, 05/19/63	3,725	3,422,099
Pfizer, Inc.
4.00%, 12/15/36(a)	863	772,598
4.10%, 09/15/38	829	724,997
3.90%, 03/15/39	813	689,991
7.20%, 03/15/39	3,166	3,694,389
2.55%, 05/28/40	1,159	806,962
5.60%, 09/15/40	400	403,231
4.30%, 06/15/43	3,163	2,698,840
4.40%, 05/15/44	813	706,603
4.13%, 12/15/46	1,243	1,011,596
4.20%, 09/15/48(a)	813	660,414
4.00%, 03/15/49	879	689,296
2.70%, 05/28/50(a)	1,160	713,133
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,741	1,273,560
5.65%, 07/05/44	900	888,563

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (continued)
3.18%, 07/09/50	$2,108	$ 1,369,808
5.65%, 07/05/54(a)	800	770,215
3.38%, 07/09/60(a)	1,278	802,354
5.80%, 07/05/64	600	579,892
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	1,188	996,830
Viatris, Inc.
3.85%, 06/22/40	1,429	1,071,056
4.00%, 06/22/50	2,168	1,469,692
Wyeth LLC
6.00%, 02/15/36	100	105,560
5.95%, 04/01/37	1,563	1,637,458
Zoetis, Inc.
4.70%, 02/01/43	1,129	1,008,777
3.95%, 09/12/47	713	551,022
4.45%, 08/20/48	413	344,566
3.00%, 05/15/50	479	309,201
		179,181,985
Residential REITs — 0.3%
American Homes 4 Rent LP
5.25%, 03/15/35	250	242,369
3.38%, 07/15/51	450	295,514
4.30%, 04/15/52	150	116,546
AvalonBay Communities, Inc.
3.90%, 10/15/46	663	515,752
4.15%, 07/01/47	300	240,599
4.35%, 04/15/48	250	206,771
Camden Property Trust, 3.35%, 11/01/49	400	273,877
ERP Operating LP
4.50%, 07/01/44	947	813,547
4.50%, 06/01/45	413	349,906
4.00%, 08/01/47	200	155,158
Essex Portfolio LP
4.50%, 03/15/48	350	289,363
2.65%, 09/01/50	329	187,544
Invitation Homes Operating Partnership LP, 4.88%, 02/01/35	450	426,075
Mid-America Apartments LP
4.95%, 03/01/35(a)	100	96,375
2.88%, 09/15/51	259	160,872
NNN REIT, Inc.
4.80%, 10/15/48	200	169,521
3.10%, 04/15/50	629	395,339
3.50%, 04/15/51	550	371,853
3.00%, 04/15/52	528	319,116
Realty Income Corp.
4.65%, 03/15/47	800	689,729
5.38%, 09/01/54	555	524,101
		6,839,927
Retail REITs — 0.2%
Simon Property Group LP
6.75%, 02/01/40	600	662,087
4.75%, 03/15/42	526	469,673
4.25%, 10/01/44	513	422,122
4.25%, 11/30/46(a)	488	398,636
3.25%, 09/13/49(a)	1,341	897,476
3.80%, 07/15/50	829	608,045
5.85%, 03/08/53	600	604,121
6.65%, 01/15/54	565	627,136
		4,689,296
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	$655	$ 546,240
Analog Devices, Inc.
2.80%, 10/01/41	701	497,311
5.30%, 12/15/45(a)	350	336,625
2.95%, 10/01/51(a)	1,275	809,668
5.30%, 04/01/54(a)	650	621,694
Applied Materials, Inc.
5.10%, 10/01/35	700	700,142
5.85%, 06/15/41	625	648,808
4.35%, 04/01/47	1,195	1,011,656
2.75%, 06/01/50	838	522,933
Broadcom, Inc.(d)
3.14%, 11/15/35	3,668	2,983,576
3.19%, 11/15/36	3,025	2,422,750
4.93%, 05/15/37	2,850	2,693,845
3.50%, 02/15/41(a)	3,766	2,906,507
3.75%, 02/15/51	2,185	1,603,699
Intel Corp.
4.60%, 03/25/40	725	604,459
2.80%, 08/12/41	657	419,026
4.80%, 10/01/41	740	620,299
4.25%, 12/15/42(a)	500	383,895
5.63%, 02/10/43(a)	980	900,435
4.90%, 07/29/45	750	613,014
4.10%, 05/19/46	1,323	951,263
4.10%, 05/11/47(a)	1,113	789,242
3.73%, 12/08/47	2,009	1,346,650
3.25%, 11/15/49	2,275	1,375,681
4.75%, 03/25/50(a)	2,356	1,832,125
3.05%, 08/12/51	1,250	713,864
4.90%, 08/05/52(a)	1,775	1,402,604
5.70%, 02/10/53(a)	2,085	1,856,739
5.60%, 02/21/54(a)	1,235	1,085,888
3.10%, 02/15/60	1,013	537,574
4.95%, 03/25/60	979	768,601
3.20%, 08/12/61	775	423,558
5.05%, 08/05/62	1,000	782,894
5.90%, 02/10/63	1,350	1,211,164
KLA Corp.
5.00%, 03/15/49	450	408,635
3.30%, 03/01/50(a)	911	630,443
4.95%, 07/15/52	1,645	1,485,751
5.25%, 07/15/62(a)	720	670,959
Lam Research Corp.
4.88%, 03/15/49	929	833,690
2.88%, 06/15/50	1,029	652,192
3.13%, 06/15/60	475	290,351
Micron Technology, Inc.
3.37%, 11/01/41	563	410,470
3.48%, 11/01/51(a)	513	343,136
NVIDIA Corp.
3.50%, 04/01/40	1,488	1,219,330
3.50%, 04/01/50	2,993	2,213,311
3.70%, 04/01/60	1,693	1,237,281
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	913	665,710
3.13%, 02/15/42	813	569,561
3.25%, 11/30/51	375	242,869
QUALCOMM, Inc.
4.65%, 05/20/35(a)	1,213	1,170,994
4.80%, 05/20/45	1,470	1,325,023
4.30%, 05/20/47	1,793	1,482,248
3.25%, 05/20/50	910	619,566
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. (continued)
4.50%, 05/20/52(a)	$1,117	$ 938,479
6.00%, 05/20/53(a)	1,170	1,219,809
Texas Instruments, Inc.
3.88%, 03/15/39	829	711,966
4.15%, 05/15/48	1,504	1,215,557
2.70%, 09/15/51	450	271,853
4.10%, 08/16/52	345	272,432
5.00%, 03/14/53	795	725,275
5.15%, 02/08/54	875	818,288
5.05%, 05/18/63	1,650	1,478,699
TSMC Arizona Corp.
3.13%, 10/25/41	916	702,238
3.25%, 10/25/51(a)	750	538,777
4.50%, 04/22/52(a)	1,180	1,064,521
		63,353,843
Software — 2.8%
AppLovin Corp., 5.95%, 12/01/54	365	357,473
Electronic Arts, Inc., 2.95%, 02/15/51(a)	746	460,931
Intuit, Inc., 5.50%, 09/15/53	1,385	1,351,165
Microsoft Corp.
3.50%, 02/12/35(a)	1,465	1,328,686
4.20%, 11/03/35(a)	675	644,494
3.45%, 08/08/36	1,992	1,739,646
4.10%, 02/06/37	850	791,530
5.30%, 02/08/41(a)	750	803,258
3.50%, 11/15/42	200	161,670
3.75%, 02/12/45(a)	100	83,183
4.45%, 11/03/45	1,000	919,529
3.70%, 08/08/46	1,929	1,535,075
4.25%, 02/06/47(a)	1,150	1,019,428
4.50%, 06/15/47	350	313,076
2.53%, 06/01/50	7,311	4,465,409
2.50%, 09/15/50	1,460	882,923
2.92%, 03/17/52	6,902	4,517,257
4.00%, 02/12/55	950	762,084
3.95%, 08/08/56	400	318,340
4.50%, 02/06/57	1,709	1,521,828
2.68%, 06/01/60	4,208	2,438,477
3.04%, 03/17/62(a)	2,440	1,535,635
Oracle Corp.
3.90%, 05/15/35	1,213	1,062,132
5.50%, 08/03/35	2,900	2,900,340
3.85%, 07/15/36	1,370	1,166,313
3.80%, 11/15/37	1,670	1,387,980
6.50%, 04/15/38	1,200	1,277,295
6.13%, 07/08/39	1,413	1,459,148
3.60%, 04/01/40	2,959	2,310,914
5.38%, 07/15/40	2,329	2,221,819
3.65%, 03/25/41	2,560	1,975,515
4.50%, 07/08/44	913	763,064
4.13%, 05/15/45	2,041	1,607,485
4.00%, 07/15/46	3,191	2,438,902
4.00%, 11/15/47	1,918	1,460,015
3.60%, 04/01/50(a)	4,569	3,162,832
3.95%, 03/25/51	3,484	2,560,130
6.90%, 11/09/52(a)	2,250	2,496,847
5.55%, 02/06/53	2,375	2,226,504
5.38%, 09/27/54	2,555	2,333,003
4.38%, 05/15/55	1,211	936,729
Security	Par (000)	Value
Software (continued)
Oracle Corp. (continued)
6.00%, 08/03/55	$2,900	$ 2,895,147
3.85%, 04/01/60	3,791	2,589,924
4.10%, 03/25/61	1,400	997,624
5.50%, 09/27/64	3,375	3,051,175
6.13%, 08/03/65	1,050	1,046,008
Salesforce, Inc.
2.70%, 07/15/41	1,179	832,280
2.90%, 07/15/51	2,473	1,574,265
3.05%, 07/15/61	1,270	774,678
		77,459,165
Specialized REITs — 0.0%
Public Storage Operating Co., 5.35%, 08/01/53	1,075	1,020,028
Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52(a)	680	495,190
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.
4.50%, 02/23/36(a)	1,263	1,235,205
2.38%, 02/08/41	2,000	1,377,588
3.85%, 05/04/43	3,325	2,748,701
4.45%, 05/06/44(a)	963	877,898
3.45%, 02/09/45	2,069	1,584,650
4.38%, 05/13/45	2,013	1,766,150
4.65%, 02/23/46	4,492	4,099,989
3.85%, 08/04/46	2,020	1,629,082
4.25%, 02/09/47	1,163	993,734
3.75%, 09/12/47	1,000	783,285
3.75%, 11/13/47	1,186	928,583
2.95%, 09/11/49	1,586	1,057,730
2.65%, 05/11/50(a)	2,944	1,825,460
2.40%, 08/20/50	1,473	863,539
2.65%, 02/08/51	3,436	2,118,978
2.70%, 08/05/51	2,065	1,277,742
3.95%, 08/08/52(a)	1,850	1,471,747
4.85%, 05/10/53(a)	1,080	1,022,085
2.55%, 08/20/60	829	477,695
2.80%, 02/08/61	2,773	1,636,458
2.85%, 08/05/61	2,105	1,265,027
4.10%, 08/08/62	1,400	1,102,124
Dell International LLC/EMC Corp.
4.85%, 02/01/35(a)	900	852,148
8.10%, 07/15/36	951	1,124,362
3.38%, 12/15/41	1,129	822,867
8.35%, 07/15/46(a)	660	835,935
3.45%, 12/15/51(a)	953	636,779
Dell, Inc., 6.50%, 04/15/38	329	343,018
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	813	849,530
6.35%, 10/15/45	1,520	1,583,424
5.60%, 10/15/54	1,725	1,666,804
HP, Inc., 6.00%, 09/15/41	1,238	1,249,689
		42,108,006
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40	1,154	896,140
3.63%, 05/01/43	450	352,921
3.88%, 11/01/45(a)	1,238	980,409

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. (continued)
3.38%, 11/01/46	$718	$ 518,980
3.38%, 03/27/50	1,650	1,160,176
		3,908,626
Tobacco — 1.2%
Altria Group, Inc.
5.80%, 02/14/39	1,893	1,874,642
3.40%, 02/04/41	1,679	1,213,250
4.25%, 08/09/42	950	756,724
4.50%, 05/02/43	829	677,447
5.38%, 01/31/44(a)	2,094	1,968,797
3.88%, 09/16/46	1,636	1,185,832
5.95%, 02/14/49(a)	2,543	2,468,321
4.45%, 05/06/50	241	185,965
3.70%, 02/04/51	1,595	1,088,814
4.00%, 02/04/61(a)	1,229	853,099
BAT Capital Corp.
4.39%, 08/15/37	2,766	2,391,550
3.73%, 09/25/40	500	381,115
7.08%, 08/02/43	800	867,380
4.54%, 08/15/47	2,345	1,866,280
4.76%, 09/06/49	1,170	951,062
5.28%, 04/02/50	463	405,382
3.98%, 09/25/50	400	283,766
5.65%, 03/16/52	704	648,097
7.08%, 08/02/53	1,000	1,099,304
Philip Morris International, Inc.
6.38%, 05/16/38	1,700	1,832,602
4.38%, 11/15/41	895	759,570
4.50%, 03/20/42	760	659,212
3.88%, 08/21/42	713	564,948
4.13%, 03/04/43	971	789,571
4.88%, 11/15/43	588	528,496
4.25%, 11/10/44	1,350	1,107,429
Reynolds American, Inc.
5.70%, 08/15/35	868	867,264
7.25%, 06/15/37	400	439,881
6.15%, 09/15/43	297	293,714
5.85%, 08/15/45	2,600	2,463,654
		31,473,168
Transportation Infrastructure — 0.7%
FedEx Corp.
3.90%, 02/01/35	723	631,237
3.25%, 05/15/41	733	527,717
3.88%, 08/01/42	500	380,733
4.10%, 04/15/43	500	393,817
5.10%, 01/15/44	750	672,143
4.10%, 02/01/45	625	480,380
4.75%, 11/15/45	1,496	1,265,327
4.55%, 04/01/46(a)	1,245	1,020,318
4.40%, 01/15/47	763	607,757
4.05%, 02/15/48	1,403	1,057,857
4.95%, 10/17/48(a)	979	841,728
5.25%, 05/15/50(a)	1,004	905,614
United Parcel Service, Inc.
6.20%, 01/15/38	1,426	1,524,365
5.20%, 04/01/40	429	415,638
4.88%, 11/15/40	400	372,546
3.63%, 10/01/42	463	360,022
3.40%, 11/15/46	467	336,430
3.75%, 11/15/47	1,205	911,664
4.25%, 03/15/49	879	715,857
Security	Par (000)	Value
Transportation Infrastructure (continued)
United Parcel Service, Inc. (continued)
3.40%, 09/01/49	$600	$ 421,756
5.30%, 04/01/50(a)	1,429	1,352,073
5.05%, 03/03/53(a)	1,200	1,097,504
5.50%, 05/22/54	1,125	1,096,940
5.60%, 05/22/64	925	896,616
		18,286,039
Water Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	884,077
4.30%, 12/01/42	625	528,705
4.30%, 09/01/45	213	174,948
4.00%, 12/01/46	280	217,568
3.75%, 09/01/47	713	529,926
4.20%, 09/01/48	575	457,598
4.15%, 06/01/49	513	404,814
3.45%, 05/01/50	900	622,533
3.25%, 06/01/51(a)	745	494,087
5.45%, 03/01/54	850	804,127
Essential Utilities, Inc.
4.28%, 05/01/49	600	465,295
3.35%, 04/15/50	604	393,743
5.30%, 05/01/52	579	521,772
		6,499,193
Wireless Telecommunication Services — 1.7%
America Movil SAB de C.V.
6.38%, 03/01/35	975	1,031,970
6.13%, 11/15/37	675	695,851
6.13%, 03/30/40	1,925	1,979,567
4.38%, 07/16/42	971	815,725
4.38%, 04/22/49(a)	1,428	1,168,915
Orange SA
5.38%, 01/13/42	1,112	1,055,589
5.50%, 02/06/44	950	919,120
Rogers Communications, Inc.
7.50%, 08/15/38	475	535,769
4.50%, 03/15/42(a)	826	692,259
4.50%, 03/15/43	500	413,928
5.45%, 10/01/43	625	582,512
5.00%, 03/15/44	1,088	953,508
4.30%, 02/15/48	986	760,832
4.35%, 05/01/49	1,511	1,167,602
3.70%, 11/15/49	1,179	815,064
4.55%, 03/15/52	1,923	1,516,943
T-Mobile U.S., Inc.
4.38%, 04/15/40	2,211	1,914,285
3.00%, 02/15/41	2,359	1,686,600
4.50%, 04/15/50	3,550	2,910,986
3.30%, 02/15/51	3,500	2,308,367
3.40%, 10/15/52	3,259	2,164,135
5.65%, 01/15/53	1,850	1,787,326
5.75%, 01/15/54	1,400	1,364,886
6.00%, 06/15/54(a)	1,030	1,041,536
5.50%, 01/15/55(a)	790	747,928
5.25%, 06/15/55(a)	1,800	1,634,537
3.60%, 11/15/60	2,306	1,518,247
5.80%, 09/15/62	850	827,603
Vodafone Group PLC
6.15%, 02/27/37	449	471,490
5.00%, 05/30/38	550	523,015
4.38%, 02/19/43	475	404,382
5.25%, 05/30/48(a)	1,350	1,244,194
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
4.88%, 06/19/49	$1,693	$ 1,443,188
4.25%, 09/17/50	1,435	1,104,931
5.63%, 02/10/53(a)	1,375	1,292,038
5.75%, 06/28/54	2,000	1,912,245
5.13%, 06/19/59	596	511,872
5.75%, 02/10/63	625	585,427
5.88%, 06/28/64	1,175	1,123,352
		45,627,724
Total Corporate Bonds — 88.5% (Cost: $2,724,754,667)		2,414,820,962
Foreign Agency Obligations
Chile — 0.5%
Chile Government International Bond
4.95%, 01/05/36	2,100	1,991,026
5.65%, 01/13/37	1,600	1,604,821
3.10%, 05/07/41	2,850	2,043,343
4.34%, 03/07/42	2,125	1,785,805
3.63%, 10/30/42(a)	450	339,412
3.86%, 06/21/47	1,175	877,992
3.50%, 01/25/50	2,253	1,551,242
4.00%, 01/31/52	960	715,075
5.33%, 01/05/54	1,670	1,532,524
3.10%, 01/22/61	2,332	1,370,367
3.25%, 09/21/71(a)	1,108	650,691
		14,462,298
Hungary — 0.1%
Hungary Government International Bond, Series 30Y, 7.63%, 03/29/41	1,616	1,805,894
Indonesia — 0.5%
Indonesia Government International Bond
4.35%, 01/11/48(a)	1,916	1,604,761
5.35%, 02/11/49(a)	900	875,475
3.70%, 10/30/49	1,200	888,612
3.50%, 02/14/50(a)	678	483,786
4.20%, 10/15/50(a)	1,728	1,395,058
3.05%, 03/12/51	2,139	1,391,172
4.30%, 03/31/52(a)	950	770,531
5.45%, 09/20/52	525	507,176
5.65%, 01/11/53	830	821,521
5.10%, 02/10/54(a)	950	872,426
5.15%, 09/10/54	700	645,034
3.20%, 09/23/61	900	557,703
4.45%, 04/15/70	1,200	961,195
3.35%, 03/12/71	750	470,486
		12,244,936
Israel — 0.3%
Israel Government International Bond
Series 100Y, 4.50%, 12/31/99(a)	1,250	891,388
Series 30Y, 4.50%, 01/30/43	1,535	1,296,858
Series 30Y, 4.13%, 01/17/48(a)	1,178	899,503
Series 30Y, 3.88%, 07/03/50	2,178	1,563,359
Security	Par (000)	Value
Israel (continued)
Israel Government International Bond (continued)
Series 30Y, 5.75%, 03/12/54	$2,950	$ 2,729,211
State of Israel, Series 30Y, 3.38%, 01/15/50	2,178	1,435,201
		8,815,520
Italy — 0.1%
Republic of Italy Government International Bond
Series 10Y, 4.00%, 10/17/49	2,258	1,622,687
Series 30Y, 3.88%, 05/06/51	2,778	1,884,763
		3,507,450
Mexico — 1.5%
Mexico Government International Bond
6.35%, 02/09/35	2,805	2,753,214
6.00%, 05/07/36	4,400	4,155,743
6.88%, 05/13/37	2,370	2,384,633
6.05%, 01/11/40	3,056	2,816,522
4.28%, 08/14/41	2,832	2,090,196
4.75%, 03/08/44(a)	4,172	3,166,790
5.55%, 01/21/45(a)	2,965	2,563,076
4.60%, 01/23/46	2,482	1,802,628
4.35%, 01/15/47(a)	1,297	905,531
4.60%, 02/10/48(a)	1,922	1,382,316
4.50%, 01/31/50	2,629	1,847,308
5.00%, 04/27/51	2,810	2,110,563
4.40%, 02/12/52	2,475	1,676,144
6.34%, 05/04/53	3,164	2,822,640
6.40%, 05/07/54	2,500	2,246,657
7.38%, 05/13/55	2,515	2,531,886
3.77%, 05/24/61	3,710	2,120,994
5.75%, 12/31/99	2,472	1,894,326
		41,271,167
Panama — 0.5%
Panama Government International Bond
6.40%, 02/14/35	2,200	2,036,526
6.70%, 01/26/36(a)	2,013	1,901,719
6.88%, 01/31/36	820	777,614
8.00%, 03/01/38	1,100	1,116,130
4.50%, 05/15/47(a)	1,150	754,471
4.50%, 04/16/50	2,468	1,566,467
4.30%, 04/29/53(a)	1,778	1,081,824
6.85%, 03/28/54	1,350	1,168,039
4.50%, 04/01/56	2,208	1,347,268
7.88%, 03/01/57	650	630,721
3.87%, 07/23/60	3,003	1,610,141
4.50%, 01/19/63	1,500	896,186
		14,887,106
Peru — 0.4%
Peruvian Government International Bond
5.38%, 02/08/35	1,300	1,257,664
6.55%, 03/14/37	1,288	1,352,181
3.30%, 03/11/41(a)	1,409	1,020,851
5.63%, 11/18/50	2,835	2,652,057
3.55%, 03/10/51	1,800	1,216,779
5.88%, 08/08/54(a)	1,875	1,793,198
2.78%, 12/01/60	2,136	1,140,293

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
Peruvian Government International Bond (continued)
3.60%, 01/15/72	$1,025	$ 627,107
3.23%, 12/31/99(a)	1,088	580,029
		11,640,159
Philippines — 0.6%
Philippines Government International Bond
4.75%, 03/05/35	1,250	1,181,542
5.00%, 01/13/37(a)	1,328	1,277,784
3.95%, 01/20/40	2,050	1,701,357
3.70%, 03/01/41	1,926	1,525,368
3.70%, 02/02/42	2,103	1,651,328
2.95%, 05/05/45	1,478	983,961
2.65%, 12/10/45	1,710	1,067,468
3.20%, 07/06/46	2,410	1,652,629
4.20%, 03/29/47	900	721,033
5.95%, 10/13/47	700	715,011
5.50%, 01/17/48	1,200	1,154,110
5.60%, 05/14/49	950	923,179
5.18%, 09/05/49	1,000	918,127
5.90%, 02/04/50	1,200	1,208,275
		16,681,172
Poland — 0.2%
Republic of Poland Government International Bond
5.50%, 04/04/53	2,500	2,316,709
5.50%, 03/18/54	4,000	3,710,868
		6,027,577
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41(a)	803	558,149
Korea International Bond
4.13%, 06/10/44(a)	1,000	867,633
3.88%, 09/20/48	345	282,310
		1,708,092
Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	1,100	1,121,451
Inter-American Development Bank
3.20%, 08/07/42	370	292,798
4.38%, 01/24/44	325	299,173
International Bank for Reconstruction & Development, 4.75%, 02/15/35	413	415,121
		2,128,543
Uruguay — 0.4%
Oriental Republic of Uruguay, 5.25%, 09/10/60	1,585	1,423,574
Uruguay Government International Bond
7.63%, 03/21/36	1,150	1,338,858
4.13%, 11/20/45	850	708,746
5.10%, 06/18/50	4,081	3,711,421
4.98%, 04/20/55	2,724	2,382,607
		9,565,206
Total Foreign Agency Obligations — 5.3% (Cost: $167,755,265)		144,745,120
Municipal Bonds
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 2.65%, 09/01/37	250	197,256
Security	Par (000)	Value
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	$910	$ 841,612
California — 1.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	1,210	1,271,471
Series S-1, 7.04%, 04/01/50	175	199,814
Series S-3, 6.91%, 10/01/50	1,540	1,738,442
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(a)	845	547,688
California Health Facilities Financing Authority, RB, M/F Housing
Sustainability Bonds, 4.19%, 06/01/37	500	450,496
Sustainability Bonds, 4.35%, 06/01/41(a)	500	441,659
California State University, RB
Series B, 5.18%, 11/01/53	1,245	1,182,151
Series E, 2.90%, 11/01/51	375	261,990
California State University, Refunding RB
Series B, 3.90%, 11/01/47	200	165,056
Series B, 2.98%, 11/01/51	835	559,980
Series B, 2.72%, 11/01/52	270	174,341
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	540	460,907
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	525	589,806
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	1,525	1,572,029
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	595	472,738
Series A, (AGM), 3.92%, 01/15/53	110	83,606
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	1,420	1,057,149
Class B, (SAP), 3.00%, 06/01/46	80	73,881
Series A-1, 3.71%, 06/01/41	910	672,171
Series A-1, 4.21%, 06/01/50	210	147,609
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49(a)	1,315	1,463,050
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	29,269
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45(a)	1,300	1,338,664
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60(a)	290	185,641
Series N, 3.71%, 05/15/2120	1,400	873,673
Series Q, 4.56%, 05/15/53	1,135	971,744
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	55	58,989
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	527,387
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	189,346
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,030	1,066,529
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	167,708
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
State of California, GO, BAB
7.55%, 04/01/39	$3,115	$ 3,651,497
7.30%, 10/01/39	2,890	3,272,700
7.35%, 11/01/39	1,770	2,016,095
7.63%, 03/01/40(a)	1,980	2,317,544
7.60%, 11/01/40	1,525	1,805,803
State of California, Refunding GO
4.60%, 04/01/38	200	187,537
5.88%, 10/01/41	400	411,082
5.20%, 03/01/43	265	254,202
University of California, RB
Series AD, 4.86%, 05/15/2112	225	189,924
Series AQ, 4.77%, 05/15/2115(a)	333	274,952
		33,376,320
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50(a)	25	25,031
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	530	453,796
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	29,516
		483,312
Florida — 0.1%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	475,512
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	65,540
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	585	605,420
		1,146,472
Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	510	411,182
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	1,002	1,070,099
6.66%, 04/01/57	813	872,877
7.06%, 04/01/57	150	164,799
		2,518,957
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	225	152,610
Illinois — 0.3%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	250	215,409
Series C, Senior Lien, 4.57%, 01/01/54	100	86,923
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40(a)	890	940,710
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	394	431,423
Series B, 6.90%, 12/01/40	1,070	1,171,015
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	353,442
Security	Par (000)	Value
Illinois (continued)
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	$670	$ 678,314
Sales Tax Securitization Corp., Refunding RB
Series A, 4.79%, 01/01/48	150	134,432
Series B, 3.59%, 01/01/43	320	264,654
Series B, 3.82%, 01/01/48	65	50,675
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	809,194
State of Illinois, GO, BAB, 7.35%, 07/01/35(a)	1,135	1,218,027
		6,354,218
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	555	394,668
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	90	61,217
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-4, 4.48%, 08/01/39	1,460	1,361,655
Series A-3, 5.20%, 12/01/39	495	489,346
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	150	115,257
		1,966,258
Maryland — 0.1%
Maryland Economic Development Corp., RB
Sustainability Bonds, 5.43%, 05/31/56	780	748,346
Sustainability Bonds, 5.94%, 05/31/57	180	179,114
		927,460
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(a)	25	16,896
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	1,570	1,572,620
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	680,320
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	45,631
		2,315,467
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, 3.38%, 12/01/40	1,555	1,247,754
Michigan State University, RB, Series A, 4.17%, 08/15/2122	343	252,077
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	1,000	895,110
University of Michigan, RB
Series A, 3.50%, 04/01/52	55	40,209
Series A, 4.45%, 04/01/2122(a)	1,547	1,226,520
Series B, 2.44%, 04/01/40	1,125	808,280
Series B, 2.56%, 04/01/50	1,163	707,973
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47(a)	1,100	904,364
		6,082,287
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	318	256,249

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	$750	$ 539,044
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50(a)	355	248,694
		787,738
Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	87,351
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45(a)	355	394,175
New Jersey — 0.2%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,102,401
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	820	919,069
Series F, 7.41%, 01/01/40	2,505	2,922,764
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	563	383,801
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	268,900
		5,596,935
New York — 0.7%
City of New York, GO
Series D-2, 5.26%, 10/01/44(a)	250	242,052
Sustainability Bonds, 5.26%, 10/01/52	780	754,167
Series B-1, Sustainability Bonds, 5.83%, 10/01/53	100	104,605
Series D-1, Sustainability Bonds, 5.11%, 10/01/54	1,400	1,329,221
City of New York, GO, BAB
5.52%, 10/01/37	400	398,358
Series F-1, 6.27%, 12/01/37	415	436,217
City of New York, GOL, Series C-2, 4.61%, 09/01/37	400	381,029
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	1,005	1,016,312
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	350	408,522
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	1,855	1,992,984
6.81%, 11/15/40	320	347,206
New York City Municipal Water Finance Authority, RB, BAB
5.75%, 06/15/41	2,125	2,118,433
5.95%, 06/15/42	55	55,864
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	25,045
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	212,619
6.01%, 06/15/42(a)	490	501,582
5.44%, 06/15/43	125	122,623
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38	520	520,870
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	1,110	1,110,136
Series F, 5.63%, 03/15/39(a)	350	353,436
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	275	247,560
Series 20, 4.23%, 10/15/57	1,070	863,244
Series 215, 3.29%, 08/01/69	125	79,007
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, ARB (continued)
Series 225, 3.18%, 07/15/60	$370	$ 229,707
Series 229, 3.14%, 02/15/51	1,600	1,144,575
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	1,025	1,057,124
Series 168, 4.93%, 10/01/51	1,030	951,710
Series 181, 4.96%, 08/01/46	110	104,012
Series 182, 5.31%, 08/01/46	25	24,341
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62	2,315	1,931,376
		19,063,937
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51(a)	60	40,902
Ohio — 0.1%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	621,341
Series B, 8.08%, 02/15/50	400	499,376
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38	400	315,784
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	1,760	1,664,579
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	111,800
		3,212,880
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
Series A2, 4.38%, 11/01/45	290	266,245
Series A-2, 4.62%, 06/01/44	580	541,893
Series A-2, 4.85%, 02/01/45	500	475,457
Series A-3, 5.09%, 02/01/52	265	253,873
Series A-3, 4.71%, 05/01/52	115	105,548
		1,643,016
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	77,623
Port of Morrow Oregon, RB, 2.54%, 09/01/40	625	456,709
		534,332
Pennsylvania — 0.1%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	250	225,382
Series A, 2.99%, 06/01/42	1,540	1,118,089
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	298,482
Series D, 2.84%, 09/01/50	95	63,478
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	602,545
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	113	70,728
		2,378,704
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	27,537
Texas — 0.7%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	2,505	2,375,951
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Houston Texas, GOL, 3.96%, 03/01/47	$105	$ 88,711
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	167,260
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	1,155	1,161,818
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	415,638
Series B, 6.00%, 12/01/44	1,450	1,478,995
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	298,705
Dallas Convention Center Hotel Development Corp., RB, BAB, 7.09%, 01/01/42	250	276,730
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51(a)	1,300	1,043,063
Series A, 4.51%, 11/01/51	190	163,573
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38(a)	125	103,473
Series A, 3.14%, 11/01/45(a)	190	139,642
Series C, 3.09%, 11/01/40	1,065	831,201
Series C, 2.92%, 11/01/50	720	494,723
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	1,890	1,295,480
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,277,427
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	635,800
State of Texas, GO, BAB
5.52%, 04/01/39	945	949,791
Series A, 4.68%, 04/01/40	1,500	1,406,495
Texas Natural Gas Securitization Finance Corp., RB
Series 2023-1, 5.10%, 04/01/35(a)	1,451	1,460,882
Series 2023-1, 5.17%, 04/01/41	2,200	2,178,942
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	875	690,698
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	541,118
		19,476,116
Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	282,209
Series A, 3.23%, 09/01/2119(a)	55	31,577
Series U, 2.58%, 11/01/51	215	129,563
		443,349
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	490	445,518
Total Municipal Bonds — 4.1% (Cost: $128,208,407)		111,231,884
Security	Par (000)	Value
Preferred Securities
Capital Trust — 0.0%
Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	$1,250	$ 1,271,615
Total Preferred Securities — 0.0% (Cost: $1,300,128)		1,271,615
Total Long-Term Investments — 97.9% (Cost: $3,022,018,467)		2,672,069,581

	Shares
Short-Term Securities
Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	242,694,373	242,815,720
Total Short-Term Securities — 8.9% (Cost: $242,743,178)		242,815,720
Total Investments — 106.8% (Cost: $3,264,761,645)		2,914,885,301
Liabilities in Excess of Other Assets — (6.8)%		(186,715,179)
Net Assets — 100.0%		$ 2,728,170,122

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 240,404,557	$ 2,454,327 (a)	$ —	$ 1,340	$ (44,504)	$ 242,815,720	242,694,373	$ 409,159 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,414,820,962	$ —	$ 2,414,820,962
Foreign Agency Obligations	—	144,745,120	—	144,745,120
Municipal Bonds	—	111,231,884	—	111,231,884
Preferred Securities
Capital Trust	—	1,271,615	—	1,271,615
Short-Term Securities
Money Market Funds	242,815,720	—	—	242,815,720
	$242,815,720	$2,672,069,581	$—	$2,914,885,301

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CMT	Constant Maturity Treasury
Portfolio Abbreviation (continued)
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bond
REIT	Real Estate Investment Trust
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Credit Bond Index Fund

Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SOFR	Secured Overnight Financing Rate